UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

August 31, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Income Funds

Annual Report

August 31, 2019

Georgia    •    Maryland    •     Missouri    •    North Carolina    •    Oregon

    South Carolina    •    Virginia

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report August 31, 2019

Eaton Vance

Municipal Income Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

Georgia Municipal Income Fund	4
Maryland Municipal Income Fund	6
Missouri Municipal Income Fund	8
North Carolina Municipal Income Fund	10
Oregon Municipal Income Fund	12
South Carolina Municipal Income Fund	14
Virginia Municipal Income Fund	16

Endnotes and Additional Disclosures	18

Fund Expenses	19

Financial Statements	23

Report of Independent Registered Public Accounting Firm	86

Federal Tax Information	87

Board of Trustees’ Contract Approval	88

Management and Organization	92

Important Notices	94

Eaton Vance

Municipal Income Funds

August 31, 2019

Management’s Discussion of Fund Performance1

Economic and Market Conditions

The 12-month period that began on September 1, 2018 witnessed a dramatic turnaround in fixed income markets. The rising-rate environment at the beginning of the period gave way to a falling-rate environment that began in December 2018 and accelerated as the fiscal year wore on.

Viewed as a whole, the period was marked by strong performance in the municipal bond market, with the Bloomberg Barclays Municipal Bond Index (the Index),2 a broad measure of the asset class, returning 8.72%. The municipal bond yield curve9 experienced a so-called “bull market flattening,” with rates declining across the curve but more so toward the long end of the curve. As investors searched for yield in an ongoing low interest rate environment, lower-rated7 bonds in general outperformed higher-rated bonds, and longer-duration10 issues outperformed shorter-duration issues.

As the fiscal year began in September 2018, the market was still in a rising-rate environment, driven by optimism about U.S. economic growth, increasing inflation and wage growth, and a potential compromise between the U.S. and North Korea. In late September, the U.S. Federal Reserve Board (the Fed) hiked rates for the third time in 2018, and Treasury and municipal rates rose across the curve.

But as 2018 came to a close, investors became increasingly concerned about a trade war with China, a looming government shutdown, and dovish comments by the Fed that led investors to fear weakness in the U.S. economy. In response, the futures market began to project the possibility of no further rate hikes in 2019 — a significant reversal of investor expectations just a few months earlier. The result was a “flight to quality” by bond investors, pushing longer-term bond prices up and rates down in the final month of 2018.

The first two months of the new year were a relatively quiet period for bonds. But downward pressure on rates and upward pressure on prices resumed in March and continued though the end of the period — propelled by lower-than-desired inflation, Brexit concerns, low European interest rates, and an on-again, off-again U.S.-China trade war. This combination of factors fueled concerns about U.S. and global growth and led the Fed to announce its first rate cut in 11 years on July 31, 2019. Global rates continued to decline in the final month of the period.

In the municipals market, technical factors amplified the price rally. Tax law changes passed in 2017 resulted in a combination of lower supply of new municipals and increased demand from high-income investors in high-tax states — who had seen their tax bills rise under the new law. As a result, municipals in general outperformed Treasurys for the period as a whole, except in the 2-5 year area of the yield curve.

Fund Performance

For the fiscal year ended August 31, 2019, all of the Funds’ Class A shares at net asset value (NAV) underperformed the 8.72% return of the Funds’ primary benchmark, the Index.

Generally speaking, the Funds’ overall strategy is to invest primarily in municipal bonds with maturities of 10 years or more, in order to attempt to capture their typically higher yields and greater income stream relative to shorter-maturity municipal issues.

Management has the ability to attempt to hedge the portfolio to various degrees against the potential risk of interest rate volatility at the long end of the yield curve by using Treasury futures. As a risk management strategy, the hedge is intended to moderate performance on both the upside and the downside. So in a period when municipal and Treasury bonds generally rose in price, the hedging strategy mitigated a portion of that appreciation — and was thus a detractor from relative results versus the Index — for the Missouri Fund. The Georgia, Maryland, North Carolina, Oregon, South Carolina and Virginia Funds did not employ a hedging strategy during the period.

The Funds may seek to enhance tax-exempt income through the use of leveraged investments by purchasing residual interest bonds. Leverage has the effect of magnifying the Funds’ exposure to their underlying investments in both up and down markets. The North Carolina, Oregon, South Carolina and Virginia Funds held leveraged investments in the form of residual interest bond transactions6 during the period, but the small amount of leveraged investments did not have a significant effect on the performance of those Funds.

Holdings in insured Puerto Rico bonds detracted from performance versus the Index for the Oregon and Virginia Funds; holdings in uninsured Puerto Rico bonds also hurt relative performance for the Virginia Fund. While distressed Puerto Rico debt did increase in price during the period, it did not enjoy the same level of performance as the overall municipal market, and thus detracted from relative Fund results. The Funds’ insured Puerto Rico holdings were insured by various municipal bond insurers. It should be noted that most uninsured bonds issued by the Commonwealth of Puerto Rico and its various conduit issuers were no longer included in the Index. As Puerto Rico continued to deal with an ongoing fiscal crisis, bonds issued by its various legal entities were impacted by a number of factors throughout the period, including monetary default. As the period ended, Puerto Rico continued to negotiate with creditors and address its current debt structure under the Puerto Rico Oversight, Management, and Economic Stability Act passed by the U.S. Congress.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Municipal Income Funds

August 31, 2019

Management’s Discussion of Fund Performance—continued

State-specific Results

Eaton Vance Georgia Municipal Income Fund’s Class A shares at NAV returned 7.61%, underperforming the 8.72% return of the Index. Detractors from performance versus the Index included an overweight, relative to the Index, in prerefunded or escrowed bonds; an underweight in zero-coupon bonds, which were the best-performing coupon structure in the Index during the period; and an underweight in bonds with 17 or more years remaining to maturity during a period when longer-maturity bonds outperformed shorter-maturity issues. Contributors to performance versus the Index included security selection and an overweight in the health care sector, which was the best-performing sector in the Index during the period; the Fund’s allocation to taxable municipal securities, which were not represented in the Index; and security selection and an overweight in local general obligation (GO) bonds.

Eaton Vance Maryland Municipal Income Fund’s Class A shares at NAV returned 7.43%, underperforming the 8.72% return of the Index. An overweight in prerefunded bonds, an underweight in zero-coupon bonds, and an underweight in bonds with 22 or more years remaining to maturity all detracted from performance versus the Index during the period. In contrast, security selection and an overweight in the health care sector; an overweight in A- and BBB-rated bonds during a period when lower-rated investment grade debt outperformed higher-rated issues; and security selection in 4% coupon bonds contributed to relative performance versus the Index.

Eaton Vance Missouri Municipal Income Fund’s Class A shares at NAV returned 7.57%, underperforming the 8.72% return of the Index. Detractors from performance versus the Index included an overweight in prerefunded bonds, the Fund’s hedging strategy, and security selection in AAA-rated bonds. Contributors to performance relative to the Index included an overweight in the health care sector, an overweight in zero-coupon bonds, and security selection and an overweight in local GO bonds.

Eaton Vance North Carolina Municipal Income Fund’s Class A shares at NAV returned 7.19%, underperforming the 8.72% return of the Index. Detractors from results versus the index included an overweight in prerefunded bonds, security selection and an underweight in A-rated bonds, and security selection and an underweight in bonds with 17 or more years remaining to maturity. In contrast, performance versus the Index was helped by security selection and an overweight in zero-coupon bonds; security selection in the transportation sector; and an overweight in bonds whose coupon payments are subject to the alternative minimum tax.

Eaton Vance Oregon Municipal Income Fund’s Class A shares at NAV returned 7.80%, underperforming the 8.72% return of the Index. Detractors from performance relative to the Index included an overweight in prerefunded bonds, an overweight in insured Puerto Rico bonds, and security selection in the health care sector. Performance versus the Index benefited from security selection and an overweight in local GO bonds, an overweight in zero-coupon bonds, and security selection in 4% coupon bonds.

Eaton Vance South Carolina Municipal Income Fund’s Class A shares at NAV returned 6.41%, underperforming the 8.72% return of the Index. An overweight in prerefunded bonds, security selection in the transportation sector, and security selection in zero-coupon bonds all detracted from results relative to the Index. In contrast, contributors to performance versus the Index included an overweight in the health care sector, security selection in the electric utilities sector, and an underweight in AAA-rated bonds.

Eaton Vance Virginia Municipal Income Fund’s Class A shares at NAV returned 7.26%, underperforming the 8.72% return of the Index. Detractors from relative results versus the Index included an overweight in prerefunded bonds, an overweight in insured and uninsured Puerto Rico bonds, and an underweight in bonds with 17 or more years remaining to maturity. Contributors to performance relative to the Index included security selection in the education sector, security selection in 4% coupon bonds, and security selection in AAA-rated bonds.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Georgia Municipal Income Fund

August 31, 2019

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	12/23/1991	7.61%	3.44%	3.98%
Class A with 4.75% Maximum Sales Charge	—	—	2.47	2.44	3.48
Class C at NAV	04/25/2006	12/23/1991	6.84	2.69	3.21
Class C with 1% Maximum Sales Charge	—	—	5.84	2.69	3.21
Class I at NAV	03/03/2008	12/23/1991	7.81	3.67	4.20
Bloomberg Barclays Municipal Bond Index	—	—	8.72%	3.84%	4.61%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	10.66	4.93	5.82

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.70%	1.45%	0.50%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.24%	1.48%	2.44%
Taxable-Equivalent Distribution Rate			4.19	2.77	4.57
SEC 30-day Yield			0.81	0.11	1.05
Taxable-Equivalent SEC 30-day Yield			1.52	0.21	1.96

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/31/2009	$13,721	N.A.
Class I	$250,000	08/31/2009	$377,342	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Georgia Municipal Income Fund

August 31, 2019

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Maryland Municipal Income Fund

August 31, 2019

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/10/1993	02/03/1992	7.43%	3.05%	4.07%
Class A with 4.75% Maximum Sales Charge	—	—	2.35	2.06	3.57
Class C at NAV	05/02/2006	02/03/1992	6.55	2.27	3.30
Class C with 1% Maximum Sales Charge	—	—	5.55	2.27	3.30
Class I at NAV	03/03/2008	02/03/1992	7.63	3.26	4.29
Bloomberg Barclays Municipal Bond Index	—	—	8.72%	3.84%	4.61%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	10.66	4.93	5.82

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.77%	1.52%	0.57%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.39%	1.63%	2.60%
Taxable-Equivalent Distribution Rate			4.47	3.05	4.86
SEC 30-day Yield			1.18	0.50	1.44
Taxable-Equivalent SEC 30-day Yield			2.21	0.94	2.69

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/31/2009	$13,833	N.A.
Class I	$250,000	08/31/2009	$380,641	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

Maryland Municipal Income Fund

August 31, 2019

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Missouri Municipal Income Fund

August 31, 2019

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	05/01/1992	7.57%	3.58%	4.36%
Class A with 4.75% Maximum Sales Charge	—	—	2.49	2.58	3.85
Class C at NAV	02/16/2006	05/01/1992	6.75	2.80	3.57
Class C with 1% Maximum Sales Charge	—	—	5.75	2.80	3.57
Class I at NAV	08/03/2010	05/01/1992	7.78	3.79	4.56
Bloomberg Barclays Municipal Bond Index	—	—	8.72%	3.84%	4.61%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	10.66	4.93	5.82

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.70%	1.45%	0.50%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.99%	2.23%	3.19%
Taxable-Equivalent Distribution Rate			5.56	4.14	5.93
SEC 30-day Yield			1.20	0.52	1.45
Taxable-Equivalent SEC 30-day Yield			2.23	0.97	2.70

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/31/2009	$14,205	N.A.
Class I	$250,000	08/31/2009	$390,409	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Missouri Municipal Income Fund

August 31, 2019

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

9

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2019

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	10/23/1991	7.19%	3.22%	4.28%
Class A with 4.75% Maximum Sales Charge	—	—	2.09	2.22	3.77
Class C at NAV	05/02/2006	10/23/1991	6.30	2.45	3.49
Class C with 1% Maximum Sales Charge	—	—	5.30	2.45	3.49
Class I at NAV	03/03/2008	10/23/1991	7.27	3.43	4.48
Bloomberg Barclays Municipal Bond Index	—	—	8.72%	3.84%	4.61%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	10.66	4.93	5.82

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.80%	1.55%	0.60%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.41%	1.65%	2.61%
Taxable-Equivalent Distribution Rate			4.47	3.06	4.84
SEC 30-day Yield			1.13	0.45	1.39
Taxable-Equivalent SEC 30-day Yield			2.09	0.83	2.58

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/31/2009	$14,101	N.A.
Class I	$250,000	08/31/2009	$387,663	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

10

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2019

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

11

Eaton Vance

Oregon Municipal Income Fund

August 31, 2019

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/28/1993	12/24/1991	7.80%	3.71%	4.47%
Class A with 4.75% Maximum Sales Charge	—	—	2.69	2.70	3.96
Class C at NAV	03/02/2006	12/24/1991	6.80	2.93	3.68
Class C with 1% Maximum Sales Charge	—	—	5.80	2.93	3.68
Class I at NAV	08/03/2010	12/24/1991	7.89	3.92	4.64
Bloomberg Barclays Municipal Bond Index	—	—	8.72%	3.84%	4.61%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	10.66	4.93	5.82

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.82%	1.57%	0.62%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.51%	1.75%	2.72%
Taxable-Equivalent Distribution Rate			5.09	3.55	5.52
SEC 30-day Yield			1.22	0.54	1.48
Taxable-Equivalent SEC 30-day Yield			2.47	1.10	3.00

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/31/2009	$14,355	N.A.
Class I	$250,000	08/31/2009	$393,546	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

12

Eaton Vance

Oregon Municipal Income Fund

August 31, 2019

Fund Profile

Credit Quality (% of total investments)7

See Endnotes and Additional Disclosures in this report.

13

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2019

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	02/14/1994	10/02/1992	6.41%	3.46%	4.42%
Class A with 4.75% Maximum Sales Charge	—	—	1.39	2.47	3.92
Class C at NAV	01/12/2006	10/02/1992	5.53	2.68	3.64
Class C with 1% Maximum Sales Charge	—	—	4.53	2.68	3.64
Class I at NAV	03/03/2008	10/02/1992	6.62	3.67	4.63
Bloomberg Barclays Municipal Bond Index	—	—	8.72%	3.84%	4.61%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	10.66	4.93	5.82

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.81%	1.57%	0.62%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.59%	1.84%	2.79%
Taxable-Equivalent Distribution Rate			4.96	3.52	5.34
SEC 30-day Yield			0.95	0.26	1.20
Taxable-Equivalent SEC 30-day Yield			1.82	0.50	2.30

% Total Leverage[6]
Residual Interest Bond (RIB) Financing					2.31%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/31/2009	$14,305	N.A.
Class I	$250,000	08/31/2009	$393,009	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

14

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2019

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

15

Eaton Vance

Virginia Municipal Income Fund

August 31, 2019

Performance2,3

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	12/17/1993	07/26/1991	7.26%	3.28%	3.53%
Class A with 4.75% Maximum Sales Charge	—	—	2.22	2.27	3.03
Class C at NAV	02/08/2006	07/26/1991	6.53	2.53	2.77
Class C with 1% Maximum Sales Charge	—	—	5.53	2.53	2.77
Class I at NAV	03/03/2008	07/26/1991	7.46	3.49	3.75
Bloomberg Barclays Municipal Bond Index	—	—	8.72%	3.84%	4.61%
Bloomberg Barclays 20 Year Municipal Bond Index	—	—	10.66	4.93	5.82

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			0.81%	1.56%	0.61%

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			2.56%	1.79%	2.76%
Taxable-Equivalent Distribution Rate			4.79	3.35	5.16
SEC 30-day Yield			1.08	0.39	1.33
Taxable-Equivalent SEC 30-day Yield			2.02	0.73	2.49

% Total Leverage[6]
RIB Financing					4.50%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/31/2009	$13,144	N.A.
Class I	$250,000	08/31/2009	$361,455	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

16

Eaton Vance

Virginia Municipal Income Fund

August 31, 2019

Fund Profile

Credit Quality (% of total investments)7,8

See Endnotes and Additional Disclosures in this report.

17

Eaton Vance

Municipal Income Funds

August 31, 2019

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I for the Eaton Vance Missouri Municipal Income Fund and Eaton Vance Oregon Municipal Income Fund is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end.

The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[7]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[8]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

[9]

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long- term rates fall and/or short-term rates increase, and the yield curve steepens when long-term rates increase and/or short-term rates fall.

[10]

Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

Fund profiles subject to change due to active management.

18

Eaton Vance

Municipal Income Funds

August 31, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2019 – August 31, 2019).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Georgia Municipal Income Fund

	Beginning Account Value (3/1/19)	Ending Account Value (8/31/19)	Expenses Paid During Period* (3/1/19 – 8/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,050.80	$3.46	0.67%
Class C	$1,000.00	$1,046.60	$7.38	1.43%
Class I	$1,000.00	$1,051.70	$2.43	0.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.80	$3.41	0.67%
Class C	$1,000.00	$1,018.00	$7.27	1.43%
Class I	$1,000.00	$1,022.80	$2.40	0.47%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2019.

19

Eaton Vance

Municipal Income Funds

August 31, 2019

Fund Expenses — continued

Eaton Vance Maryland Municipal Income Fund

	Beginning Account Value (3/1/19)	Ending Account Value (8/31/19)	Expenses Paid During Period* (3/1/19 – 8/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,056.00	$3.63	0.70%
Class C	$1,000.00	$1,051.60	$7.50	1.45%
Class I	$1,000.00	$1,056.90	$2.59	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.70	$3.57	0.70%
Class C	$1,000.00	$1,017.90	$7.38	1.45%
Class I	$1,000.00	$1,022.70	$2.55	0.50%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2019.

Eaton Vance Missouri Municipal Income Fund

	Beginning Account Value (3/1/19)	Ending Account Value (8/31/19)	Expenses Paid During Period* (3/1/19 – 8/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,056.40	$3.58	0.69%
Class C	$1,000.00	$1,051.50	$7.39	1.43%
Class I	$1,000.00	$1,057.40	$2.49	0.48%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.70	$3.52	0.69%
Class C	$1,000.00	$1,018.00	$7.27	1.43%
Class I	$1,000.00	$1,022.80	$2.45	0.48%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2019.

20

Eaton Vance

Municipal Income Funds

August 31, 2019

Fund Expenses — continued

Eaton Vance North Carolina Municipal Income Fund

	Beginning Account Value (3/1/19)	Ending Account Value (8/31/19)	Expenses Paid During Period* (3/1/19 – 8/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,053.80	$3.52	0.68%
Class C	$1,000.00	$1,049.00	$7.39	1.43%
Class I	$1,000.00	$1,053.60	$2.48	0.48%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.80	$3.47	0.68%
Class C	$1,000.00	$1,018.00	$7.27	1.43%
Class I	$1,000.00	$1,022.80	$2.45	0.48%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2019.

Eaton Vance Oregon Municipal Income Fund

	Beginning Account Value (3/1/19)	Ending Account Value (8/31/19)	Expenses Paid During Period* (3/1/19 – 8/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,054.10	$3.57	0.69%
Class C	$1,000.00	$1,049.90	$7.44	1.44%
Class I	$1,000.00	$1,055.20	$2.54	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.70	$3.52	0.69%
Class C	$1,000.00	$1,017.90	$7.32	1.44%
Class I	$1,000.00	$1,022.70	$2.50	0.49%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2019.

21

Eaton Vance

Municipal Income Funds

August 31, 2019

Fund Expenses — continued

Eaton Vance South Carolina Municipal Income Fund

	Beginning Account Value (3/1/19)	Ending Account Value (8/31/19)	Expenses Paid During Period* (3/1/19 – 8/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,041.60	$3.71	0.72%
Class C	$1,000.00	$1,038.20	$7.60	1.48%
Class I	$1,000.00	$1,042.60	$2.68	0.52%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.60	$3.67	0.72%
Class C	$1,000.00	$1,017.70	$7.53	1.48%
Class I	$1,000.00	$1,022.60	$2.65	0.52%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2019.

Eaton Vance Virginia Municipal Income Fund

	Beginning Account Value (3/1/19)	Ending Account Value (8/31/19)	Expenses Paid During Period* (3/1/19 – 8/31/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,050.80	$4.08	0.79%
Class C	$1,000.00	$1,048.00	$7.95	1.54%
Class I	$1,000.00	$1,051.70	$3.00	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.20	$4.02	0.79%
Class C	$1,000.00	$1,017.40	$7.83	1.54%
Class I	$1,000.00	$1,022.30	$2.96	0.58%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2019.

22

Eaton Vance

Georgia Municipal Income Fund

August 31, 2019

Portfolio of Investments

Tax-Exempt Investments — 94.0%
Security	Principal Amount (000’s omitted)	Value

Education — 6.7%

Fulton County Development Authority, (Georgia Tech Athletic Association), 5.00%, 10/1/35	$500	$641,780

Fulton County Development Authority, (Georgia Tech Facilities, Inc.), 5.00%, 6/15/36	425	546,414

Fulton County Development Authority, (Georgia Tech Facilities, Inc.), 5.00%, 6/15/37	520	666,250

Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/37	1,000	1,298,540

Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 10/1/31	245	304,711

Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 10/1/38	1,000	1,224,400

Unified Government of Athens-Clarke County Development Authority, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31	1,200	1,466,712

		$6,148,807

Electric Utilities — 1.2%

Burke County Development Authority, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$1,000	$1,052,000

		$1,052,000

Escrowed / Prerefunded — 7.7%

DeKalb County Hospital Authority, (DeKalb Medical Center), Prerefunded to 9/1/20, 6.125%, 9/1/40	$1,000	$1,047,490

Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	800	1,000,760

Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), Prerefunded to 11/1/21, 5.00%, 11/1/30	750	813,217

Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), Prerefunded to 5/1/22, 5.00%, 11/1/30	750	828,495

Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), Prerefunded to 2/15/20, 5.00%, 2/15/33	1,335	1,358,523

Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	205	207,288

Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	220	222,523

Jefferson City School District, Prerefunded to 2/1/21, 5.25%, 2/1/33	1,500	1,588,050

		$7,066,346

Security	Principal Amount (000’s omitted)	Value

General Obligations — 19.2%

Bryan County School District, 4.00%, 8/1/33	$500	$573,790

Bryan County School District, 4.00%, 8/1/34	435	496,048

Cherokee County School System, 5.00%, 2/1/29	1,000	1,195,230

Columbia County, 5.00%, 1/1/28	1,000	1,272,780

DeKalb County, (Special Transportation, Parks and Greenspace and Libraries Tax District), 5.00%, 12/1/27	1,000	1,262,930

Downtown Savannah Authority, 4.00%, 8/1/25	2,495	2,913,062

Forsyth County Public Facilities Authority, (Forsyth County School District), 4.00%, 2/1/31	290	333,196

Forsyth County School District, 5.00%, 2/1/32	1,000	1,285,040

Forsyth County School District, 5.00%, 2/1/37	500	634,720

Fulton County, 5.00%, 7/1/31	1,000	1,268,590

Georgia, 2.00%, 8/1/27	315	315,123

Georgia, 5.00%, 2/1/28	1,500	1,806,735

Jackson County School District, 5.00%, 3/1/30	1,000	1,322,870

Jackson County School District, 5.00%, 3/1/32	1,000	1,309,760

Valdosta School System, 5.00%, 2/1/28	1,000	1,235,420

Worth County School District, 5.00%, 12/1/37	235	289,656

		$17,514,950

Hospital — 15.3%

Augusta Development Authority, (AU Health System, Inc.), 5.00%, 7/1/29	$560	$698,824

Brookhaven Development Authority, (Children’s Healthcare of Atlanta), 5.00%, 7/1/39	500	635,060

Carroll City-County Hospital Authority, (Tanner Medical Center, Inc.), 5.00%, 7/1/29	500	615,535

Cedartown Polk County Hospital Authority, (Polk Medical Center), 5.00%, 7/1/39	850	987,564

Dalton-Whitfield County Joint Development Authority, (Hamilton Health Care System), 4.00%, 8/15/34	400	456,552

DeKalb Private Hospital Authority, (Children’s Healthcare of Atlanta), 4.00%, 7/1/39	1,865	2,163,102

Fulton County Development Authority, (Children’s Healthcare of Atlanta), Prerefunded to 11/15/19, 5.25%, 11/15/39	1,000	1,008,250

Fulton County Development Authority, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,820,835

Fulton County Development Authority, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,499,275

Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/37	1,000	1,189,150

Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.00%, 8/1/28	650	763,028

Richmond County Hospital Authority, (University Health Services, Inc.), 5.00%, 1/1/31	1,260	1,525,633

Savannah Hospital Authority, (St. Joseph’s/Candler Health System, Inc.), 5.50%, 7/1/30	500	573,440

		$13,936,248

23	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

August 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 3.9%

Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter & Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,530,840

Monroe County Development Authority, (Georgia Power Co.), 2.25%, 7/1/25	1,000	1,024,950

		$3,555,790

Insured – Education — 1.3%

Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGM), 5.25%, 6/15/27	$1,125	$1,159,909

		$1,159,909

Insured – Electric Utilities — 4.7%

Griffin, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	$1,000	$1,108,990

Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,208,750

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	980	1,063,712

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	595,463

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	300	324,294

		$4,301,209

Insured – Escrowed / Prerefunded — 2.0%

Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), Prerefunded to 4/1/20, 5.50%, 4/1/37	$1,750	$1,794,100

		$1,794,100

Insured – General Obligations — 1.6%

Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,420,861

		$1,420,861

Insured – Lease Revenue / Certificates of Participation — 2.7%

East Point Building Authority, (Water and Sewer Project), (AGM), 5.00%, 2/1/35	$695	$848,137

Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,428	1,646,184

		$2,494,321

Insured – Special Tax Revenue — 0.8%

Metropolitan Atlanta Rapid Transit Authority, (AMBAC), Escrowed to Maturity, 6.25%, 7/1/20	$85	$88,374

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	545	607,016

		$695,390

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 3.4%

Brunswick-Glynn County Joint Water and Sewer Commission, (AGM), Prerefunded to 6/1/20, 5.00%, 6/1/33	$500	$514,395

DeKalb County, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	1,999,838

Henry County Water and Sewerage Authority, (NPFG), 5.25%, 2/1/25	500	607,635

		$3,121,868

Lease Revenue / Certificates of Participation — 2.0%

Atlanta & Fulton County Recreation Authority, (Zoo Atlanta Parking Facility), 5.00%, 12/1/36	$1,000	$1,247,550

Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	500	615,085

		$1,862,635

Other Revenue — 2.3%

Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	$750	$831,743

Sandy Springs Public Facilities Authority, (City Center Project), 5.00%, 5/1/35	1,000	1,222,500

		$2,054,243

Senior Living / Life Care — 1.1%

Gainesville and Hall County Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	$500	$595,400

Savannah Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	420	448,623

		$1,044,023

Special Tax Revenue — 5.4%

Atlanta Development Authority, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	$750	$905,475

Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/33	415	421,877

Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, 5.00%, 7/1/42	1,000	1,185,720

Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, 5.00%, 7/1/43	1,000	1,203,390

Unified Government of Athens-Clarke County Development Authority, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,184,922

		$4,901,384

Transportation — 4.0%

Atlanta, Airport Revenue, 5.00%, 1/1/31	$1,000	$1,149,070

Atlanta, Airport Revenue, 5.00%, 1/1/35	750	759,030

24	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

August 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Atlanta, Airport Revenue, (AMT), 4.00%, 7/1/39(1)	$600	$688,908

Georgia State Road and Tollway Authority, 5.00%, 6/1/29	835	1,058,429

		$3,655,437

Water and Sewer — 8.7%

Atlanta, Water and Wastewater Revenue, 5.00%, 11/1/29	$1,000	$1,280,440

Atlanta, Water and Wastewater Revenue, 5.25%, 11/1/30	1,000	1,158,390

Cobb County-Marietta Water Authority, 5.00%, 11/1/28	375	460,822

Columbus, Water and Sewerage Revenue, 5.00%, 5/1/33	500	579,345

Columbus, Water and Sewerage Revenue, 5.00%, 5/1/36	250	303,368

Forsyth County Water and Sewerage Authority, 5.00%, 4/1/27	1,100	1,291,796

Fulton County, Water and Sewer Revenue, 5.00%, 1/1/33	1,500	1,672,260

Unified Government of Athens-Clarke County, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,197,060

		$7,943,481

Total Tax-Exempt Investments — 94.0% (identified cost $79,315,276)		$85,723,002

Other Assets, Less Liabilities — 6.0%		$5,511,495

Net Assets — 100.0%		$91,234,497

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2019, 17.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 4.3% to 8.2% of total investments.

(1)	When-issued security.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guarantee Corp.

25	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

August 31, 2019

Portfolio of Investments

Tax-Exempt Investments — 97.9%
Security	Principal Amount (000’s omitted)	Value

Education — 8.8%

Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,086,670

Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	900	990,027

Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	1,108,260

Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	1,100	1,235,542

University System of Maryland, 4.00%, 4/1/34	1,000	1,151,060

		$5,571,559

Electric Utilities — 0.8%

Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 2.55% to 6/1/20 (Put Date), 12/1/25	$500	$504,855

		$504,855

Escrowed / Prerefunded — 6.7%

Baltimore, Prerefunded to 10/15/22, 5.00%, 10/15/27	$150	$168,251

Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	470	500,588

Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), Prerefunded to 5/15/20, 5.00%, 5/15/40	2,000	2,054,560

University of Maryland, Auxiliary Facility and Tuition Revenue, Prerefunded to 4/1/21, 5.00%, 4/1/28	1,425	1,513,606

		$4,237,005

General Obligations — 30.3%

Anne Arundel County, 5.00%, 10/1/36	$1,000	$1,254,660

Anne Arundel County, 5.00%, 10/1/44	1,000	1,278,940

Baltimore County, 4.00%, 3/1/40	1,000	1,162,280

Baltimore County, 5.00%, 11/1/31	1,000	1,340,190

Baltimore, 4.00%, 10/15/25	1,350	1,472,594

Frederick County, 5.00%, 8/1/24	1,000	1,188,280

Frederick County, 5.00%, 8/1/31	675	941,186

Maryland, 5.00%, 11/1/19	2,000	2,012,460

Maryland, Prerefunded to 8/1/22, 5.00%, 8/1/24	1,000	1,112,230

Montgomery County, 5.00%, 11/1/29	1,000	1,192,990

Montgomery County, (SPA: U.S. Bank, N.A.), 1.36%, 11/1/37(1)	4,000	4,000,000

Washington Suburban Sanitary District, (SPA: TD Bank, N.A.), 1.30%, 6/1/23(2)	1,000	1,000,000

Worcester County, 4.00%, 8/1/33	1,000	1,199,360

		$19,155,170

Security	Principal Amount (000’s omitted)	Value

Hospital — 10.9%

Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	$1,000	$1,222,720

Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 7/1/33	1,000	1,102,670

Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,083,170

Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/45	1,000	1,138,210

Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,192,440

Montgomery County, (Trinity Health Corp.), 5.00%, 12/1/45	1,000	1,183,450

		$6,922,660

Housing — 4.4%

Howard County Housing Commission, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$1,197,360

Maryland Community Development Administration, 4.10%, 9/1/38	500	552,810

Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,054,290

		$2,804,460

Industrial Development Revenue — 1.0%

Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(3)	$580	$601,240

		$601,240

Insured – Education — 0.4%

Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$270	$280,344

		$280,344

Insured – Escrowed / Prerefunded — 5.2%

Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$2,765	$3,258,469

		$3,258,469

Insured – Hospital — 6.5%

Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$4,135,764

		$4,135,764

26	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

August 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Housing — 0.1%

Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/35	$75	$89,950

		$89,950

Insured – Water and Sewer — 0.8%

Baltimore, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$365	$391,411

Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	100	103,716

		$495,127

Other Revenue — 3.5%

Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	$2,000	$2,182,160

		$2,182,160

Senior Living / Life Care — 5.9%

Howard County, (Vantage House), 5.00%, 4/1/26	$1,285	$1,405,135

Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	573,695

Rockville, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	1,135,100

Washington County, (Diakon Lutheran Social Ministries), 5.00%, 1/1/32	500	608,385

		$3,722,315

Transportation — 10.6%

Maryland Economic Development Corp., Parking Facilities Revenue, 5.00%, 6/1/58	$1,000	$1,132,190

Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/51	1,000	1,137,970

Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	250	302,702

Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	617,145

Maryland Transportation Authority, 4.00%, 7/1/27	1,000	1,080,510

Maryland Transportation Authority, (AMT), 4.00%, 6/1/35	1,000	1,160,670

Washington Metropolitan Area Transit Authority, 5.00%, 7/1/31	1,000	1,257,610

		$6,688,797

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 2.0%

Washington Suburban Sanitary District, 5.00%, 6/15/30	$1,000	$1,273,420

		$1,273,420

Total Tax-Exempt Investments — 97.9% (identified cost $57,988,253)		$61,923,295

Other Assets, Less Liabilities — 2.1%		$1,336,717

Net Assets — 100.0%		$63,260,012

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2019, 13.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 11.9% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2019.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at August 31, 2019.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2019, the aggregate value of these securities is $601,240 or 1.0% of the Fund’s net assets.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guarantee Corp.

SPA	–	Standby Bond Purchase Agreement

27	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

August 31, 2019

Portfolio of Investments

Tax-Exempt Municipal Securities — 98.1%
Security	Principal Amount (000’s omitted)	Value

Education — 6.4%

Missouri Health and Educational Facilities Authority, (Saint Louis University), 5.00%, 10/1/36	$1,000	$1,264,980

Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	1,000	1,139,320

Missouri Health and Educational Facilities Authority, (Washington University), (SPA: JPMorgan Chase Bank, N.A.), 1.36%, 3/1/40(1)	1,000	1,000,000

University of Missouri, 5.00%, 11/1/25	1,000	1,193,390

		$4,597,690

Electric Utilities — 3.2%

Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$1,139,620

Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/31	1,000	1,185,230

		$2,324,850

Escrowed / Prerefunded — 1.4%

Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue, (Revolving Funds Program), Prerefunded to 1/1/21, 5.00%, 7/1/30	$970	$1,020,139

		$1,020,139

General Obligations — 29.8%

Cape Girardeau County Reorganized School District R-II, 5.00%, 3/1/38	$750	$935,550

Center School District No. 58, 4.00%, 3/1/38	1,000	1,131,100

Columbia School District, 5.00%, 3/1/31	1,000	1,057,700

Fenton Fire Protection District, 4.00%, 3/1/37	400	455,976

Fenton Fire Protection District, 4.00%, 3/1/38	500	568,520

Fort Zumwalt School District, 5.00%, 3/1/36	1,000	1,228,040

Greene County Reorganized School District No. 2, 5.00%, 3/1/38	875	1,062,241

Hazelwood School District, 5.00%, 3/1/27	1,000	1,265,970

Independence School District, 5.00%, 3/1/30	1,000	1,019,920

Independence School District, 5.50%, 3/1/34	1,000	1,280,040

Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	205	209,084

Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	795	810,757

Jefferson City School District, 5.00%, 3/1/36	1,000	1,201,320

Jefferson City School District, 5.00%, 3/1/38	500	610,115

Joplin Schools, 5.00%, 3/1/30	1,000	1,247,760

Kansas City, 3.125%, 2/1/39	1,000	1,054,130

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Kansas City, 5.00%, 2/1/32	$450	$573,354

Lake Ozark Osage School, (School Building), 5.00%, 3/1/34	1,000	1,148,690

Raytown C-2 School District, 5.00%, 3/1/39	1,000	1,274,810

Springfield School District No. R-12, 5.00%, 3/1/33	1,000	1,127,730

University City School District, 0.00%, 2/15/32	1,000	764,700

University City School District, 0.00%, 2/15/33	1,000	736,180

Wentzville R-IV School District, 0.00%, 3/1/27	805	683,831

		$21,447,518

Hospital — 15.2%

Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	$1,000	$1,078,050

Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/39	1,000	1,179,280

Missouri Health and Educational Facilities Authority, (BJC Health System), 4.15%, 1/1/32	1,000	1,093,310

Missouri Health and Educational Facilities Authority, (BJC Health System), 5.00%, 1/1/30	1,000	1,148,300

Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 4.00%, 5/15/42	1,000	1,079,260

Missouri Health and Educational Facilities Authority, (CoxHealth), 4.00%, 11/15/39	1,250	1,416,825

Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,072,170

Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	1,000	1,200,230

Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 4.00%, 11/15/33	1,480	1,643,407

		$10,910,832

Housing — 3.1%

Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA), 3.00%, 11/1/39	$1,000	$1,038,680

Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA), 3.75%, 11/1/43	965	1,041,360

Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA), (AMT), 4.70%, 3/1/35	180	180,427

		$2,260,467

Industrial Development Revenue — 2.8%

Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,540	$1,991,235

		$1,991,235

28	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

August 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 1.9%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$950	$1,031,149

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	303,145

		$1,334,294

Insured – Escrowed / Prerefunded — 4.6%

Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$3,340	$3,299,619

		$3,299,619

Insured – General Obligations — 1.5%

Francis Howell R-III School District, Saint Charles County, (NPFG), 5.25%, 3/1/21	$1,000	$1,062,610

		$1,062,610

Insured – Hospital — 3.1%

Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$2,250	$2,212,335

		$2,212,335

Insured – Lease Revenue / Certificates of Participation — 6.3%

Jackson County, Leasehold Revenue, (Truman Sports Complex), (AMBAC), 0.00%, 12/1/20	$1,000	$977,360

Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,170	1,914,982

Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,668,486

		$4,560,828

Insured – Special Tax Revenue — 4.3%

Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$3,097,626

		$3,097,626

Insured – Transportation — 3.4%

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$960	$1,062,538

Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,392,530

		$2,455,068

Lease Revenue / Certificates of Participation — 1.7%

Washington, Certificates of Participation, 5.00%, 3/1/28	$940	$1,194,627

		$1,194,627

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 4.3%

Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	$500	$547,265

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/35	1,000	1,144,710

Saint Louis County Industrial Development Authority, (Friendship Village of St. Louis), 5.00%, 9/1/37	500	580,610

Saint Louis County Industrial Development Authority, (Friendship Village of St. Louis), 5.00%, 9/1/38	250	286,793

Saint Louis County Industrial Development Authority, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	540,535

		$3,099,913

Water and Sewer — 5.1%

Kansas City, Water Revenue, 5.25%, 12/1/32	$1,165	$1,165,676

Metropolitan St. Louis Sewer District, 5.00%, 5/1/27	1,000	1,102,560

Metropolitan St. Louis Sewer District, 5.00%, 5/1/30	1,000	1,099,510

Metropolitan St. Louis Sewer District, 5.00%, 5/1/36	250	310,902

		$3,678,648

Total Tax-Exempt Municipal Securities — 98.1% (identified cost $64,640,221)		$70,548,299

Trust Units — 0.8%
Security	Notional Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 0.8%

COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (taxable), 8/1/46(2)	$234	$32,242

COFINA Series 2007A Senior Bonds Due 2046 National Custodial Trust (non-taxable), 8/1/46(2)	712	518,038

Total Trust Units — 0.8% (identified cost $549,423)		$550,280

Total Investments — 98.9% (identified cost $65,189,644)		$71,098,579

Other Assets, Less Liabilities — 1.1%		$807,395

Net Assets — 100.0%		$71,905,974

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

29	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

August 31, 2019

Portfolio of Investments — continued

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2019, 26.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 13.9% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on the same or next business day for payment. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2019.

(2)

Security was received in connection with the restructuring of an insured zero-coupon bond issued by the Puerto Rico Sales Tax Financing Corporation (“COFINA”) (the “Original Bond”). The notional amount of the combined taxable and tax-exempt trust units reflects the accreted amount of the Original Bond from original issuance through the restructuring date. Each trust certificate represents an ownership interest in various coupon paying and zero-coupon COFINA bonds and potential insurance payments pursuant to an insurance policy with National Public Finance Guarantee Corporation. The trust units have no stated coupon interest rate but accrete income to maturity at the annual rate of approximately 5.04%, the same rate as the Original Bond.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

NPFG	–	National Public Finance Guarantee Corp.

SFMR	–	Single Family Mortgage Revenue

SPA	–	Standby Bond Purchase Agreement

30	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2019

Portfolio of Investments

Tax-Exempt Municipal Securities — 98.2%
Security	Principal Amount (000’s omitted)	Value

Education — 7.9%

North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	$365	$399,091

North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/44	2,000	2,432,440

North Carolina State University at Raleigh, 5.00%, 10/1/42	1,140	1,290,275

University of North Carolina at Chapel Hill, 1.894%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(1)	750	749,873

University of North Carolina at Charlotte, 4.00%, 10/1/34	770	885,223

University of North Carolina at Charlotte, Prerefunded to 4/1/22, 5.00%, 4/1/32	1,250	1,374,762

University of North Carolina at Greensboro, 4.00%, 4/1/35	1,000	1,152,180

University of North Carolina at Greensboro, 5.00%, 4/1/26	660	768,979

Western Carolina University, 5.00%, 10/1/36	1,000	1,253,900

		$10,306,723

Electric Utilities — 1.0%

North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	$355	$355,944

North Carolina Municipal Power Agency No. 1, (Catawba), Prerefunded to 1/1/22, 5.00%, 1/1/31	885	954,367

		$1,310,311

Escrowed / Prerefunded — 2.5%

North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30	$1,000	$1,065,440

North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/20, 5.25%, 5/1/31	1,000	1,027,740

University of North Carolina at Greensboro, Prerefunded to 4/1/22, 5.00%, 4/1/31	1,020	1,123,183

		$3,216,363

General Obligations — 10.9%

Durham County, 4.00%, 6/1/33	$1,785	$2,146,873

Forsyth County, 4.00%, 3/1/28	735	875,708

Forsyth County, 5.00%, 3/1/31	1,000	1,326,750

Gaston County, 4.00%, 8/1/34	1,500	1,766,685

Greensboro, Series 2014, 5.00%, 2/1/27	650	759,623

Guilford County, 5.00%, 2/1/21	2,000	2,111,880

Pender County, 5.00%, 3/1/27	1,015	1,258,235

Randolph County, Limited Obligation Bonds, 4.00%, 10/1/38	1,000	1,171,820

Randolph County, Limited Obligation Bonds, 4.00%, 10/1/39	500	584,795

Winston-Salem, 4.00%, 6/1/29	1,925	2,266,456

		$14,268,825

Security	Principal Amount (000’s omitted)	Value

Hospital — 15.3%

New Hanover County, (New Hanover Regional Medical Center), 5.00%, 10/1/30	$250	$304,710

New Hanover County, (New Hanover Regional Medical Center), 5.00%, 10/1/36	1,000	1,196,110

North Carolina Medical Care Commission, (Cape Fear Valley Health System), 5.00%, 10/1/32	2,000	2,176,280

North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/42	1,250	1,362,600

North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,192,380

North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.00%, 11/1/49	2,000	2,287,120

North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.75%, 11/1/43	1,000	1,032,800

North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/30	910	934,779

North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/32	1,000	1,174,940

North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,789,941

North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/31	2,000	2,370,040

North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,199,540

		$20,021,240

Industrial Development Revenue — 0.6%

Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$771,413

		$771,413

Insured – Education — 0.0%(2)

University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$35,085

		$35,085

Insured – Electric Utilities — 1.9%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,740	$1,883,828

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	600	648,588

		$2,532,416

Insured – General Obligations — 0.2%

Puerto Rico, (NPFG), 5.50%, 7/1/20	$285	$291,455

		$291,455

31	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 0.5%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$609,543

		$609,543

Insured – Transportation — 4.2%

North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$4,351,880

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,040	1,151,082

		$5,502,962

Lease Revenue / Certificates of Participation — 20.3%

Buncombe County, 5.00%, 6/1/29	$750	$876,690

Buncombe County, 5.00%, 6/1/31	1,000	1,164,910

Burke County Limited Obligation Bonds, 5.00%, 4/1/27	250	317,505

Cabarrus County Limited Obligation Bonds, 5.00%, 6/1/28	1,600	2,041,456

Cabarrus County Limited Obligation Bonds, 5.00%, 4/1/29	1,000	1,235,450

Cabarrus County Limited Obligation Bonds, 5.00%, 4/1/30	1,000	1,231,120

Charlotte, 4.00%, 6/1/39	1,000	1,157,930

Charlotte, (Convention Facility), 4.00%, 6/1/39	875	1,013,189

Davidson County Limited Obligation Bonds, 5.00%, 6/1/31	2,010	2,466,290

Durham Capital Financing Corp., 5.00%, 6/1/32	1,700	1,866,124

Durham Capital Financing Corp., 5.00%, 6/1/38	1,000	1,120,240

North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,066,690

North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	1,861,475

North Carolina, Limited Obligation Bonds, 4.00%, 5/1/33	1,000	1,191,580

North Carolina, Limited Obligation Bonds, 4.00%, 5/1/34	1,000	1,184,780

North Carolina, Limited Obligation Bonds, 5.00%, 5/1/29	1,000	1,267,790

Orange County Public Facilities Co., 4.00%, 10/1/31	400	469,036

Scotland County, Limited Obligation Bonds, 5.00%, 12/1/29	500	635,040

Scotland County, Limited Obligation Bonds, 5.00%, 12/1/31	55	69,098

Scotland County, Limited Obligation Bonds, 5.00%, 12/1/33	250	312,570

Wake County, Limited Obligation Bonds, 5.00%, 9/1/35	1,000	1,309,370

Watauga Public Facilities Corp., 5.00%, 6/1/27	1,000	1,092,900

Wayne County, Limited Obligation Bonds, 5.00%, 6/1/28	500	633,315

Winston-Salem, 5.00%, 6/1/27	750	878,197

		$26,462,745

Other Revenue — 1.8%

Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	$1,000	$1,158,820

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)

Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	$1,035	$1,236,463

		$2,395,283

Senior Living / Life Care — 3.6%

North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$2,412,160

North Carolina Medical Care Commission, (The Pines at Davidson), 5.00%, 1/1/38	1,000	1,142,070

North Carolina Medical Care Commission, (United Church Homes and Services), 5.00%, 9/1/46	1,000	1,078,420

		$4,632,650

Solid Waste — 0.8%

Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,050,280

		$1,050,280

Transportation — 16.0%

Charlotte Airport, 5.50%, 7/1/34	$535	$553,821

Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,584,105

Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,033,730

Charlotte, (Charlotte Douglas International Airport), (AMT), 4.00%, 7/1/36	630	730,750

Charlotte, (Charlotte Douglas International Airport), (AMT), 4.00%, 7/1/37	1,000	1,154,830

Charlotte, (Charlotte Douglas International Airport), (AMT), 5.00%, 7/1/42	550	664,829

North Carolina Ports Authority, 5.25%, 2/1/40	1,000	1,014,730

North Carolina Turnpike Authority, (Triangle Expressway System), 4.00%, 1/1/33	2,000	2,330,860

North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 1/1/40	2,500	3,042,575

North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/34	4,000	5,136,560

Raleigh-Durham Airport Authority, (AMT), 5.00%, 5/1/25	1,000	1,198,450

Raleigh-Durham Airport Authority, (AMT), 5.00%, 5/1/36	2,000	2,434,120

		$20,879,360

Water and Sewer — 10.7%

Brunswick County, (Water and Wastewater Systems), 5.00%, 4/1/30	$750	$896,595

Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/26	305	361,636

Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/28	540	637,756

32	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

August 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)

Cape Fear Public Utility Authority, Water and Sewer System Revenue, 5.00%, 8/1/29	$1,375	$1,718,434

Cary, Combined Enterprise System Revenue, 5.00%, 12/1/30	675	870,338

Charlotte, Water and Sewer System Revenue, 5.00%, 7/1/20	1,000	1,032,770

Charlotte, Water and Sewer System Revenue, 5.00%, 7/1/34	1,000	1,000,660

Charlotte, Water and Sewer System Revenue, 5.00%, 7/1/38	1,750	1,804,845

Greensboro, Combined Enterprise System Revenue, Green Bonds, 4.00%, 6/1/30	1,065	1,263,079

High Point, Combined Enterprise System Revenue, 4.00%, 11/1/34	1,000	1,204,580

Raleigh, Combined Enterprise System Revenue, 5.00%, 3/1/25	1,000	1,135,820

Union County, Enterprise Systems Revenue, 5.00%, 6/1/30	835	1,114,015

Union County, Enterprise Systems Revenue, 5.00%, 6/1/32	725	955,898

		$13,996,426

Total Tax-Exempt Municipal Securities — 98.2% (identified cost $118,998,974)		$128,283,080

Corporate Bonds & Notes — 0.4%
Security	Principal Amount (000’s omitted)	Value

Hospital — 0.4%

Harnett Health System, Inc., 6.50% to 4/1/20 (Put Date), 4/1/32	565	$570,449

Total Corporate Bonds & Notes — 0.4% (identified cost $565,000)		$570,449

Total Investments — 98.6% (identified cost $119,563,974)		$128,853,529

Other Assets, Less Liabilities — 1.4%		$1,827,373

Net Assets — 100.0%		$130,680,902

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2019, 7.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 4.3% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at August 31, 2019.

(2)	Amount is less than 0.05%.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LIBOR	–	London Interbank Offered Rate

NPFG	–	National Public Finance Guarantee Corp.

Currency Abbreviations:

USD	–	United States Dollar

33	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

August 31, 2019

Portfolio of Investments

Tax-Exempt Investments — 99.2%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.4%

Oregon, Bond Bank Revenue, 5.00%, 1/1/32	$955	$1,153,888

Oregon, Bond Bank Revenue, 5.00%, 1/1/33	610	734,404

		$1,888,292

Education — 5.4%

Forest Grove, (Pacific University), 5.00%, 5/1/30	$500	$574,235

Forest Grove, (Pacific University), 5.25%, 5/1/34	1,000	1,080,810

Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,169,540

Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,032,650

Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/27	500	596,940

Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	500	595,160

Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/45	1,000	1,153,780

		$7,203,115

Electric Utilities — 4.3%

Confederated Tribes of Warm Springs Reservation, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 5.00%, 11/1/32(1)	$500	$611,860

Confederated Tribes of Warm Springs Reservation, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 5.00%, 11/1/34(1)	500	603,865

Confederated Tribes of Warm Springs Reservation, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 5.00%, 11/1/36(1)	500	598,305

Confederated Tribes of Warm Springs Reservation, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 5.00%, 11/1/39(1)	1,300	1,542,450

Eugene, Electric Utility System Revenue, 5.00%, 8/1/47	2,000	2,438,500

		$5,794,980

Escrowed / Prerefunded — 3.3%

Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 4.75%, 7/1/32	$250	$257,660

Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 5.00%, 7/1/29	250	258,170

Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 5.125%, 7/1/41	1,630	1,684,947

Tri-County Metropolitan Transportation District, Prerefunded to 9/1/22, 5.00%, 9/1/30	2,000	2,233,960

		$4,434,737

Security	Principal Amount (000’s omitted)	Value

General Obligations — 46.4%

Astoria School District No. 1C, Clatsop County, 5.00%, 6/15/37	$1,380	$1,769,546

Central School District No. 13J, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	464,340

Chemeketa Community College District, 5.00%, 6/15/25	1,000	1,179,810

Corvallis School District No. 509J, Benton and Linn Counties, 5.00%, (0.00% until 6/15/20), 6/15/27	1,280	1,579,290

David Douglas School District No. 40, Multnomah County, 0.00%, 6/15/24	1,640	1,532,482

Eugene School District No. 4J, Lane and Linn Counties, 4.00%, 6/15/35	1,500	1,780,875

Fern Ridge School District 28J, Lane and Douglas Counties, 5.00%, 6/15/25	525	638,841

Forest Grove School District No. 15, Washington County, 0.00%, 6/15/26	1,975	1,772,404

Gresham-Barlow School District No. 10Jt, Multnomah and Clackamas Counties, 0.00%, 6/15/31	200	150,516

Gresham-Barlow School District No. 10Jt, Multnomah and Clackamas Counties, 0.00%, 6/15/32	400	289,604

Gresham-Barlow School District No. 10Jt, Multnomah and Clackamas Counties, 0.00%, 6/15/33	500	347,780

Hillsboro School District No. 1J, Washington, Multnomah and Yamhill Counties, 5.00%, 6/15/32	2,000	2,509,020

Hillsboro School District No. 1J, Washington, Multnomah and Yamhill Counties, 5.00%, 6/15/37	1,605	1,988,932

Jackson County School District No. 6, Central Point, 0.00%, 6/15/42	610	301,224

Jackson County School District No. 6, Central Point, 0.00%, 6/15/45	1,000	435,010

Jackson County School District No. 6, Central Point, 4.00%, 6/15/38	1,385	1,625,990

Klamath County School District, 5.00%, 6/15/29	1,155	1,313,004

Lake Oswego, 4.00%, 12/1/31	1,000	1,188,070

Lake Oswego, 5.00%, 6/1/33	2,450	2,774,135

Medford, 5.00%, 7/15/32	545	614,994

Metro, 4.00%, 6/1/31	1,365	1,624,773

North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/28	2,500	2,946,250

North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/35	1,000	1,274,310

North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/39	1,910	2,407,498

North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/42	1,500	1,878,210

Oregon City School District No. 62, Clackamas County, 5.00%, 6/15/38	2,000	2,530,720

Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	870	872,306

Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/24	1,220	1,442,003

34	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

August 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/28	$1,000	$1,178,500

Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/28	1,000	858,040

Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/30	700	566,391

Portland Community College District, 5.00%, 6/15/32	795	981,292

Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,285,824

Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	290	290,664

Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,745,261

Redmond, 5.00%, 6/1/28	605	705,799

Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/25	460	422,275

Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,175	2,782,094

Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/29	1,000	834,300

Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/30	1,215	983,093

Salem-Keizer School District No. 24J, 0.00%, 6/15/29	1,050	880,268

Tigard-Tualatin School District No. 23J, Washington and Clackamas Counties, 5.00%, 6/15/40	5,000	6,416,350

Warrenton-Hammond School District No. 30, Clatsop County, 5.00%, 6/15/32	1,000	1,307,820

Winston-Dillard School District No. 116, 0.00%, 6/15/35	230	151,552

Winston-Dillard School District No. 116, 0.00%, 6/15/36	435	277,212

Winston-Dillard School District No. 116, 0.00%, 6/15/39	605	345,165

		$62,243,837

Hospital — 10.8%

Astoria Hospital Facilities Authority, (Columbia Memorial Hospital), 5.00%, 8/1/41	$310	$358,633

Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/20	1,320	1,368,893

Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	275,907

Oregon Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,685	3,749,709

Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,743,885

Oregon Facilities Authority, (PeaceHealth), (LOC: U.S. Bank, N.A.), 1.40%, 8/1/34(2)	5,775	5,775,000

Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/29	1,000	1,202,790

		$14,474,817

Security	Principal Amount (000’s omitted)	Value

Housing — 2.6%

Oregon Housing and Community Services Department, (AMT), 3.45%, 1/1/33	$1,525	$1,620,663

Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	1,790	1,804,911

		$3,425,574

Industrial Development Revenue — 0.9%

Gilliam County, Solid Waste Revenue, (AMT), 2.40% to 5/2/22 (Put Date), 8/1/25	$1,175	$1,206,948

		$1,206,948

Insured – Electric Utilities — 3.1%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,045	$1,134,264

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,760	2,988,141

		$4,122,405

Insured – General Obligations — 6.2%

Lebanon Community School District No. 9, Linn County, (NPFG), 5.50%, 6/15/30	$4,000	$5,448,360

Newport, (AGC), 0.00%, 6/1/28	1,000	853,560

Newport, (AGC), 0.00%, 6/1/29	1,225	1,018,085

West Linn-Wilsonville School District No. 3Jt, Clackamas and Washington Counties, (NPFG), 0.00%, 6/15/23	1,050	1,001,270

		$8,321,275

Insured – Hospital — 3.8%

Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	$3,000	$3,115,890

Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	2,055	1,963,162

		$5,079,052

Insured – Special Tax Revenue — 0.8%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$1,015	$1,124,884

		$1,124,884

Other Revenue — 3.1%

Metro, (Oregon Convention Center Hotel), 5.00%, 6/15/29	$215	$270,764

Oregon Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/25	2,000	2,351,440

Oregon Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/33	1,280	1,599,181

		$4,221,385

35	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

August 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care — 1.5%

Multnomah County Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/24	$415	$467,103

Multnomah County Hospital Facilities Authority, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	750	870,787

Salem Hospital Facility Authority, (Capital Manor), 5.00%, 5/15/33	550	654,583

		$1,992,473

Special Tax Revenue — 1.4%

Tri-County Metropolitan Transportation District, Payroll Tax Revenue, 5.00%, 9/1/38	$1,500	$1,870,185

		$1,870,185

Transportation — 2.3%

Port of Portland, (Portland International Airport), (AMT), 5.00%, 7/1/29	$1,155	$1,425,963

Port of Portland, (Portland International Airport), (AMT), 5.00%, 7/1/35	1,300	1,650,909

		$3,076,872

Water and Sewer — 1.9%

Clackamas River Water, 5.00%, 11/1/29	$100	$119,595

Grants Pass, Wastewater Revenue, 4.00%, 12/1/36	1,160	1,333,571

Grants Pass, Wastewater Revenue, 4.00%, 12/1/37	1,000	1,145,410

		$2,598,576

Total Tax-Exempt Investments — 99.2% (identified cost $122,926,330)		$133,079,407

Other Assets, Less Liabilities — 0.8%		$1,085,750

Net Assets — 100.0%		$134,165,157

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2019, 14.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 9.4% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2019, the aggregate value of these securities is $3,356,480 or 2.5% of the Fund’s net assets.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2019.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

36	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2019

Portfolio of Investments

Tax-Exempt Municipal Securities — 97.8%
Security	Principal Amount (000’s omitted)	Value

Education — 11.4%

Clemson University, 5.00%, 5/1/26	$2,000	$2,495,060

College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	2,695	2,833,173

Florence-Darlington Commission for Technical Education, 5.00%, 3/1/28	600	669,240

South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, (Furman University), (SPA: Wells Fargo Bank, N.A.), 1.43%, 10/1/39(1)	1,805	1,805,000

South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/32	2,000	2,397,360

South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/45	2,000	2,360,860

University of South Carolina, Athletic Facilities, 5.00%, 5/1/37	1,500	1,837,320

University of South Carolina, Higher Education, 5.00%, 5/1/30	600	675,828

		$15,073,841

Electric Utilities — 2.9%

Piedmont Municipal Power Agency, 5.00%, 1/1/24	$250	$288,860

Piedmont Municipal Power Agency, 5.00%, 1/1/25	1,000	1,186,080

South Carolina Public Service Authority, 5.00%, 12/1/37	2,000	2,400,880

		$3,875,820

Escrowed / Prerefunded — 18.8%

Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/30	$1,000	$1,052,370

Charleston Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/35	3,000	3,157,110

Columbia Waterworks and Sewer Revenue, Prerefunded to 2/1/20, 5.00%, 2/1/40	3,500	3,556,735

Georgetown County, Prerefunded to 3/1/23, 5.00%, 3/1/31	2,510	2,851,812

Georgetown County, Prerefunded to 3/1/23, 5.00%, 3/1/33	2,750	3,124,495

Greenwood County, (Self Regional Healthcare), Prerefunded to 10/1/19, 5.375%, 10/1/39	3,835	3,847,195

South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/28	2,500	2,804,275

South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/29	450	504,769

South Carolina Ports Authority, Prerefunded to 7/1/20, 5.25%, 7/1/40	3,725	3,852,805

		$24,751,566

Security	Principal Amount (000’s omitted)	Value

General Obligations — 20.4%

Aiken County Consolidated School District, 4.00%, 4/1/37	$1,500	$1,763,865

Aiken County Consolidated School District, 5.00%, 3/1/25	2,020	2,439,291

Anderson County School District No. 5, 5.00%, 3/1/30	2,000	2,458,940

Charleston County, 4.00%, 11/1/26	1,500	1,760,550

Colleton County School District, 5.00%, 3/1/25	1,060	1,281,286

Hilton Head Island, 4.00%, 3/1/23	605	666,474

Hilton Head Island, 4.00%, 3/1/25	565	653,880

Horry County School District, 5.00%, 3/1/24	1,500	1,759,080

Horry County School District, 5.00%, 3/1/25	1,500	1,806,030

Lancaster County School District, 4.00%, 3/1/30	1,500	1,769,190

Lexington County School District No. 1, 5.00%, 2/1/26	1,060	1,315,492

Oconee County School District, 5.00%, 3/1/20	1,000	1,019,570

Oconee County School District, 5.00%, 3/1/25	1,000	1,209,950

Richland-Lexington Airport District, (AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	614,162

Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	195	208,141

Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	747,862

South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	4,209,593

Spartanburg County School District No. 7, 5.00%, 3/1/40	1,000	1,265,610

		$26,948,966

Hospital — 11.2%

Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,755,435

Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/37	1,000	1,037,060

Greenville Health System, 5.00%, 5/1/31	1,500	1,716,645

Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,110,690

Lexington County Health Services District, Inc., (Lexington Medical Center), 4.00%, 11/1/31	1,125	1,283,918

Lexington County Health Services District, Inc., (Lexington Medical Center), 5.00%, 11/1/29	600	747,798

South Carolina Jobs-Economic Development Authority, (AnMed Health), 5.00%, 2/1/36	2,500	2,876,350

South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), 5.00%, 5/1/36	1,500	1,840,530

Spartanburg Regional Health Services District, Inc., 5.00%, 4/15/48	2,000	2,350,960

		$14,719,386

Industrial Development Revenue — 1.3%

Richland County, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,670	$1,780,454

		$1,780,454

37	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 5.5%

Piedmont Municipal Power Agency, (NPFG), 0.00%, 1/1/23	$1,090	$1,030,366

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,075	1,166,827

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,350	1,462,779

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,375	2,571,317

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	950	1,026,931

		$7,258,220

Insured – Escrowed / Prerefunded — 1.6%

Lexington, Waterworks and Sewer Revenue, (AGC), Prerefunded to 1/15/20, 5.00%, 1/15/35	$2,025	$2,054,241

		$2,054,241

Insured – Lease Revenue / Certificates of Participation — 2.8%

St. Peters Parish/Jasper County Public Facilities Corp., (County Office Buildings), (AGM), 5.00%, 4/1/31	$1,000	$1,056,500

Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/23	1,000	1,137,880

Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/24	1,280	1,495,526

		$3,689,906

Insured – Transportation — 1.1%

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,360	$1,505,262

		$1,505,262

Insured – Utilities — 3.5%

Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,271,930

Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,735,060

Newberry, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	595,660

		$4,602,650

Lease Revenue / Certificates of Participation — 8.3%

Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/22	$1,155	$1,279,752

Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/24	500	585,835

Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30(2)	3,875	4,473,842

Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30	2,000	2,309,080

Dorchester County School District No. 2, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,149,850

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Securing Assets for Education, (Berkeley County School District), 5.00%, 12/1/27	$1,000	$1,147,630

		$10,945,989

Other Revenue — 1.7%

Patriots Energy Group Financing Agency, Gas Supply Revenue, 4.00% to 2/1/24 (Put Date), 10/1/48	$2,000	$2,208,040

		$2,208,040

Senior Living / Life Care — 1.4%

South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$1,164,290

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	640	718,144

		$1,882,434

Special Tax Revenue — 1.3%

Hilton Head Island, (Beach Preservation Fee Pledge), 5.00%, 8/1/25	$400	$487,308

Myrtle Beach, (Hospitality Fee), 5.00%, 6/1/26	1,000	1,168,500

		$1,655,808

Student Loan — 0.7%

South Carolina Education Assistance Authority, 5.10%, 10/1/29	$910	$912,393

		$912,393

Transportation — 1.1%

South Carolina Transportation Infrastructure Bank, 1.944%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(3)	$1,500	$1,500,345

		$1,500,345

Water and Sewer — 2.8%

Charleston Waterworks and Sewer System Revenue, 5.00%, 1/1/29	$1,550	$1,966,609

Mount Pleasant, Waterworks and Sewer System Revenue, 5.00%, 6/1/37	1,000	1,236,610

North Charleston Sewer District, 2.00%, 1/1/29	500	502,140

		$3,705,359

Total Tax-Exempt Municipal Securities — 97.8% (identified cost $120,738,115)		$129,070,680

38	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

August 31, 2019

Portfolio of Investments — continued

Trust Units — 0.6%
Security	Notional Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 0.6%

COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (taxable), 8/1/41(4)	$334	$45,959

COFINA Series 2007A Senior Bonds Due 2041 National Custodial Trust (non-taxable), 8/1/41(4)	1,015	738,468

Total Trust Units — 0.6% (identified cost $781,554)		$784,427

Total Investments — 98.4% (identified cost $121,519,669)		$129,855,107

Other Assets, Less Liabilities — 1.6%		$2,136,788

Net Assets — 100.0%		$131,991,895

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2019, 15.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 6.2% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2019.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)	Floating rate security. The stated interest rate represents the rate in effect at August 31, 2019.

(4)

Security was received in connection with the restructuring of an insured zero-coupon bond issued by the Puerto Rico Sales Tax Financing Corporation (“COFINA”) (the “Original Bond”). The notional amount of the combined taxable and tax-exempt trust units reflects the accreted amount of the Original Bond from original issuance through the restructuring date. Each trust certificate represents an ownership interest in various coupon paying and zero-coupon COFINA bonds and potential insurance payments pursuant to an insurance policy with National Public Finance Guarantee Corporation. The trust units have no stated coupon interest rate but accrete income to maturity at the annual rate of approximately 5.04%, the same rate as the Original Bond.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

NPFG	–	National Public Finance Guarantee Corp.

SPA	–	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	–	United States Dollar

39	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

August 31, 2019

Portfolio of Investments

Tax-Exempt Investments — 103.4%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.6%

Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 4.00%, 11/1/32	$1,000	$1,154,260

		$1,154,260

Education — 2.3%

University of Virginia, 5.00%, 4/1/38	$1,320	$1,639,770

		$1,639,770

Escrowed / Prerefunded — 15.6%

Alexandria Industrial Development Authority, (Episcopal High School), Prerefunded to 1/1/20, 5.00%, 1/1/40	$1,700	$1,721,369

Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/30	645	722,439

Norfolk, Prerefunded to 8/1/23, 5.00%, 8/1/28	750	864,075

Norfolk, Prerefunded to 9/1/24, 5.00%, 9/1/36	2,140	2,545,444

Smyth County Industrial Development Authority, (Mountain States Health Alliance), Prerefunded to 7/1/20, 5.50%, 7/1/28	1,100	1,139,534

Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	1,250	1,512,525

Virginia Resources Authority, Clean Water Revenue, Prerefunded to 10/1/19, 5.00%, 10/1/31	1,000	1,002,970

Washington County Industrial Development Authority, (Davenport & Co., LLC), Prerefunded to 8/1/20, 5.25%, 8/1/30	1,500	1,556,655

		$11,065,011

General Obligations — 16.1%

Alexandria, 5.00%, 7/1/28	$1,000	$1,290,500

Arlington County, 5.00%, 8/15/32	1,000	1,249,150

Chesterfield County, 5.00%, 1/1/32	1,500	1,973,220

Culpeper, 5.00%, 8/1/25	1,350	1,648,121

Newport News, 5.00%, 8/1/28	1,000	1,255,220

Virginia, 5.00%, 6/1/31	2,000	2,131,340

Virginia Beach, 4.00%, 7/15/32	1,500	1,837,680

		$11,385,231

Hospital — 12.6%

Albermarle County Economic Development Authority, (Sentara Martha Jefferson Hospital), (SPA: TD Bank, N.A.), 1.41%, 10/1/48(1)	$775	$775,000

Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(2)	5,000	5,483,500

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	$1,000	$1,170,260

Norfolk Economic Development Authority, (Sentara Healthcare), 5.00% to 11/1/28 (Put Date), 11/1/48	750	970,050

Winchester Economic Development Authority, (Valley Health System), 5.00%, 1/1/28	450	513,846

		$8,912,656

Industrial Development Revenue — 4.5%

King George County Industrial Development Authority, (Waste Management Inc.), (AMT), 2.50%, 6/1/23	$2,000	$2,071,680

Louisa Industrial Development Authority, (Virginia Electric and Power Co.), 1.90% to 6/1/23 (Put Date), 11/1/35	1,000	1,025,240

Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(3)	60	64,348

		$3,161,268

Insured – Education — 4.1%

Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$2,859,987

		$2,859,987

Insured – Electric Utilities — 1.5%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$1,085,420

		$1,085,420

Insured – Escrowed / Prerefunded — 0.6%

Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), Escrowed to Maturity, 6.25%, 8/15/20	$410	$429,598

		$429,598

Insured – Transportation — 11.3%

Chesapeake Bay Bridge and Tunnel District, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$2,500	$3,000,875

Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,065,190

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,789,072

Richmond Metropolitan Authority, (NPFG), 5.25%, 7/15/22	1,810	1,924,627

Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	183,088

		$7,962,852

40	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

August 31, 2019

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation — 0.9%

Virginia Public Building Authority, (AMT), 5.00%, 8/1/26	$500	$618,305

		$618,305

Other Revenue — 1.4%

Loudoun County Economic Development Authority, (Howard Hughes Medical Institute), 0.00%, 7/1/49	$2,500	$976,500

		$976,500

Senior Living / Life Care — 6.5%

Albemarle County Economic Development Authority, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$150	$157,094

Alexandria Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/30	750	868,988

Hanover County Economic Development Authority, (Covenant Woods), 5.00%, 7/1/48	235	256,366

Harrisonburg Industrial Development Authority, (Sunnyside Presbyterian Home), 6.25%, 12/1/33	750	846,360

Norfolk Redevelopment and Housing Authority, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 5.00%, 1/1/34	1,000	1,106,560

Virginia Beach Development Authority, (Westminster-Canterbury on Chesapeake Bay), 5.00%, 9/1/34	1,150	1,364,992

		$4,600,360

Special Tax Revenue — 0.8%

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/24	$9	$7,852

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/27	17	13,452

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/29	17	12,505

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/31	22	14,915

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/33	24	14,845

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/46	231	62,033

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/51	188	36,536

Puerto Rico Sales Tax Financing Corp., 4.33%, 7/1/40	92	93,725

Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	18	19,268

Puerto Rico Sales Tax Financing Corp., 4.54%, 7/1/53	3	3,048

Puerto Rico Sales Tax Financing Corp., 4.55%, 7/1/40	9	9,290

Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/53	66	67,835

Puerto Rico Sales Tax Financing Corp., 4.78%, 7/1/58	37	38,064

Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	167	174,542

		$567,910

Security	Principal Amount (000’s omitted)	Value

Transportation — 10.1%

Metropolitan Washington, DC, Airport Authority System, (AMT), 5.00%, 10/1/37	$1,295	$1,582,710

Metropolitan Washington, DC, Airport Authority System, (AMT), 5.00%, 10/1/42	990	1,197,376

Norfolk Airport Authority, 5.00%, 7/1/37	1,000	1,283,260

Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/47	500	582,500

Washington Metropolitan Area Transit Authority, 5.00%, 7/1/29	1,000	1,273,260

Washington Metropolitan Area Transit Authority, 5.00%, 7/1/37	1,000	1,233,740

		$7,152,846

Water and Sewer — 13.5%

Fairfax County Water Authority, 5.25%, 4/1/27	$1,795	$2,337,646

Fairfax County, Sewer Revenue, 4.00%, 7/15/37	1,000	1,140,920

Henrico County, Water and Sewer System Revenue, 4.00%, 5/1/31	1,500	1,837,980

Henrico County, Water and Sewer System Revenue, 5.00%, 5/1/28	1,000	1,251,470

Newport News, Water Revenue, 5.00%, 7/15/33	1,000	1,230,150

Virginia Beach, Water and Sewer System Revenue, 5.00%, 10/1/26	1,375	1,744,174

		$9,542,340

Total Tax-Exempt Investments — 103.4% (identified cost $67,568,454)		$73,114,314

Other Assets, Less Liabilities — (3.4)%		$(2,372,918)

Net Assets — 100.0%		$70,741,396

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2019, 16.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 13.0% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2019.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

41	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

August 31, 2019

Portfolio of Investments — continued

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2019, the aggregate value of these securities is $64,348 or 0.1% of the Fund’s net assets.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guarantee Corp.

SPA	–	Standby Bond Purchase Agreement

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Statements of Assets and Liabilities

	August 31, 2019
Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Investments —

Identified cost	$79,315,276	$57,988,253	$65,189,644	$119,563,974

Unrealized appreciation	6,407,726	3,935,042	5,908,935	9,289,555

Investments, at value	$85,723,002	$61,923,295	$71,098,579	$128,853,529

Cash	$5,584,940	$863,504	$168,299	$649,324

Interest receivable	739,279	608,075	780,040	1,347,642

Receivable for investments sold	—	—	5,000	—

Receivable for Fund shares sold	141,553	76,916	182,675	149,633

Total assets	$92,188,774	$63,471,790	$72,234,593	$131,000,128

Liabilities

Payable for when-issued securities	$686,256	$—	$—	$—

Payable for Fund shares redeemed	111,105	88,047	213,150	114,508

Distributions payable	52,276	27,463	14,732	64,680

Payable to affiliates:

Investment adviser fee	22,960	14,503	17,775	36,388

Distribution and service fees	11,770	15,108	14,519	21,701

Accrued expenses	69,910	66,657	68,443	81,949

Total liabilities	$954,277	$211,778	$328,619	$319,226

Net Assets	$91,234,497	$63,260,012	$71,905,974	$130,680,902

Sources of Net Assets

Paid-in capital	$88,172,742	$62,136,391	$66,939,481	$127,326,445

Distributable earnings	3,061,755	1,123,621	4,966,493	3,354,457

Net Assets	$91,234,497	$63,260,012	$71,905,974	$130,680,902

Class A Shares

Net Assets	$42,893,972	$37,846,945	$49,541,879	$62,293,937

Shares Outstanding	4,890,420	4,173,039	5,125,716	6,778,405

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.77	$9.07	$9.67	$9.19

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.21	$9.52	$10.15	$9.65

Class C Shares

Net Assets	$5,748,680	$10,727,973	$7,594,216	$13,808,942

Shares Outstanding	612,830	1,084,384	711,723	1,396,980

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.38	$9.89	$10.67	$9.88

Class I Shares

Net Assets	$42,591,845	$14,685,094	$14,769,879	$54,578,023

Shares Outstanding	4,842,223	1,615,539	1,525,948	5,923,279

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.80	$9.09	$9.68	$9.21

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Statements of Assets and Liabilities — continued

	August 31, 2019
Assets	Oregon Fund	South Carolina Fund	Virginia Fund

Investments —

Identified cost	$122,926,330	$121,519,669	$67,568,454

Unrealized appreciation	10,153,077	8,335,438	5,545,860

Investments, at value	$133,079,407	$129,855,107	$73,114,314

Cash	$277,679	$3,794,648	$546,205

Interest receivable	1,328,933	1,644,400	634,379

Receivable for investments sold	5,043	—	—

Receivable for Fund shares sold	123,421	183,719	11,750

Total assets	$134,814,483	$135,477,874	$74,306,648

Liabilities

Payable for floating rate notes issued	$—	$3,115,229	$3,334,711

Payable for investments purchased	355,403	—	—

Payable for Fund shares redeemed	129,705	172,754	103,191

Distributions payable	26,039	37,823	27,504

Payable to affiliates:

Investment adviser fee	37,375	37,602	16,997

Distribution and service fees	22,017	27,309	11,704

Interest expense and fees payable	—	16,546	2,708

Accrued expenses	78,787	78,716	68,437

Total liabilities	$649,326	$3,485,979	$3,565,252

Net Assets	$134,165,157	$131,991,895	$70,741,396

Sources of Net Assets

Paid-in capital	$135,330,203	$129,814,488	$70,722,556

Distributable earnings (accumulated loss)	(1,165,046)	2,177,407	18,840

Net Assets	$134,165,157	$131,991,895	$70,741,396

Class A Shares

Net Assets	$82,490,159	$72,516,627	$49,860,331

Shares Outstanding	9,345,391	7,721,436	6,206,401

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.83	$9.39	$8.03

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.27	$9.86	$8.43

Class C Shares

Net Assets	$10,332,004	$17,749,614	$4,113,848

Shares Outstanding	1,069,246	1,781,559	462,322

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.66	$9.96	$8.90

Class I Shares

Net Assets	$41,342,994	$41,725,654	$16,767,217

Shares Outstanding	4,687,934	4,438,767	2,082,985

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.82	$9.40	$8.05

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Statements of Operations

	Year Ended August 31, 2019
Investment Income	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Interest	$2,638,428	$1,964,324	$2,548,880	$4,129,152

Total investment income	$2,638,428	$1,964,324	$2,548,880	$4,129,152

Expenses

Investment adviser fee	$233,643	$150,748	$196,656	$400,495

Distribution and service fees

Class A	75,788	71,122	95,158	122,142

Class C	57,252	109,464	71,614	139,336

Trustees’ fees and expenses	4,669	3,529	4,036	6,689

Custodian fee	32,823	28,926	31,116	41,000

Transfer and dividend disbursing agent fees	22,206	26,054	28,224	47,195

Legal and accounting services	59,435	62,685	46,783	51,108

Printing and postage	9,873	10,038	10,554	12,335

Registration fees	668	6,227	3,740	1,501

Interest expense and fees	—	—	—	49,354

Miscellaneous	25,792	17,776	20,175	30,198

Total expenses	$522,149	$486,569	$508,056	$901,353

Net investment income	$2,116,279	$1,477,755	$2,040,824	$3,227,799

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$43,596	$(30,076)	$274,334	$(302,805)

Financial futures contracts	—	—	(213,823)	—

Net realized gain (loss)	$43,596	$(30,076)	$60,511	$(302,805)

Change in unrealized appreciation (depreciation) —

Investments	$3,718,740	$2,650,900	$2,894,344	$5,483,358

Financial futures contracts	—	—	4,301	—

Net change in unrealized appreciation (depreciation)	$3,718,740	$2,650,900	$2,898,645	$5,483,358

Net realized and unrealized gain	$3,762,336	$2,620,824	$2,959,156	$5,180,553

Net increase in net assets from operations	$5,878,615	$4,098,579	$4,999,980	$8,408,352

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Statements of Operations — continued

	Year Ended August 31, 2019
Investment Income	Oregon Fund	South Carolina Fund	Virginia Fund

Interest	$4,305,707	$4,383,702	$2,566,558

Total investment income	$4,305,707	$4,383,702	$2,566,558

Expenses

Investment adviser fee	$388,630	$423,514	$194,909

Distribution and service fees

Class A	153,448	136,095	97,228

Class C	90,949	200,662	42,446

Trustees’ fees and expenses	6,590	6,954	4,048

Custodian fee	41,269	42,485	31,494

Transfer and dividend disbursing agent fees	39,419	33,208	30,753

Legal and accounting services	50,094	56,150	46,879

Printing and postage	14,075	13,226	11,183

Registration fees	2,100	1,075	4,569

Interest expense and fees	83,888	79,724	73,907

Miscellaneous	26,347	27,014	18,561

Total expenses	$896,809	$1,020,107	$555,977

Net investment income	$3,408,898	$3,363,595	$2,010,581

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(71,628)	$732,387	$(487,359)

Net realized gain (loss)	$(71,628)	$732,387	$(487,359)

Change in unrealized appreciation (depreciation) —

Investments	$5,476,088	$3,536,577	$3,257,668

Net change in unrealized appreciation (depreciation)	$5,476,088	$3,536,577	$3,257,668

Net realized and unrealized gain	$5,404,460	$4,268,964	$2,770,309

Net increase in net assets from operations	$8,813,358	$7,632,559	$4,780,890

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Statements of Changes in Net Assets

	Year Ended August 31, 2019
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

From operations —

Net investment income	$2,116,279	$1,477,755	$2,040,824	$3,227,799

Net realized gain (loss)	43,596	(30,076)	60,511	(302,805)

Net change in unrealized appreciation (depreciation)	3,718,740	2,650,900	2,898,645	5,483,358

Net increase in net assets from operations	$5,878,615	$4,098,579	$4,999,980	$8,408,352

Distributions to shareholders —(1)

Class A	$(1,009,200)	$(945,491)	$(1,465,825)	$(1,666,213)

Class C	(116,794)	(220,511)	(175,588)	(292,431)

Class I	(980,795)	(295,047)	(406,855)	(1,263,958)

Total distributions to shareholders	$(2,106,789)	$(1,461,049)	$(2,048,268)	$(3,222,602)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$7,960,759	$4,373,890	$4,547,511	$5,691,212

Class C	1,199,869	906,330	1,446,142	2,408,757

Class I	15,646,109	8,484,312	7,068,502	27,202,447

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	866,271	706,475	1,369,350	1,501,659

Class C	99,572	169,626	143,501	263,528

Class I	538,563	242,719	360,018	734,560

Cost of shares redeemed

Class A	(5,461,681)	(6,750,507)	(6,686,163)	(13,159,737)

Class C	(1,802,766)	(1,666,404)	(1,088,706)	(4,879,219)

Class I	(7,772,933)	(2,556,114)	(3,861,683)	(12,941,439)

Net asset value of shares converted

Class A	877,424	2,298,304	1,318,992	1,772,125

Class C	(877,424)	(2,298,304)	(1,318,992)	(1,772,125)

Net increase in net assets from Fund share transactions	$11,273,763	$3,910,327	$3,298,472	$6,821,768

Net increase in net assets	$15,045,589	$6,547,857	$6,250,184	$12,007,518

Net Assets

At beginning of year	$76,188,908	$56,712,155	$65,655,790	$118,673,384

At end of year	$91,234,497	$63,260,012	$71,905,974	$130,680,902

(1)	The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2019
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund

From operations —

Net investment income	$3,408,898	$3,363,595	$2,010,581

Net realized gain (loss)	(71,628)	732,387	(487,359)

Net change in unrealized appreciation (depreciation)	5,476,088	3,536,577	3,257,668

Net increase in net assets from operations	$8,813,358	$7,632,559	$4,780,890

Distributions to shareholders —(1)

Class A	$(2,291,482)	$(1,948,826)	$(1,433,965)

Class C	(215,551)	(450,123)	(98,594)

Class I	(892,789)	(1,069,376)	(454,561)

Total distributions to shareholders	$(3,399,822)	$(3,468,325)	$(1,987,120)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$14,586,570	$7,695,518	$2,847,436

Class C	3,677,750	2,153,698	1,611,808

Class I	23,411,945	15,883,816	6,416,142

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,131,064	1,811,434	1,152,331

Class C	208,273	376,062	89,261

Class I	773,121	831,405	380,129

Cost of shares redeemed

Class A	(13,453,343)	(9,327,405)	(6,118,385)

Class C	(2,333,026)	(5,536,495)	(901,951)

Class I	(7,427,149)	(9,117,130)	(3,460,613)

Net asset value of shares converted

Class A	1,968,913	3,937,927	1,667,534

Class C	(1,968,913)	(3,937,927)	(1,667,534)

Net increase in net assets from Fund share transactions	$21,575,205	$4,770,903	$2,016,158

Net increase in net assets	$26,988,741	$8,935,137	$4,809,928

Net Assets

At beginning of year	$107,176,416	$123,056,758	$65,931,468

At end of year	$134,165,157	$131,991,895	$70,741,396

(1)	The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2018
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

From operations —

Net investment income	$2,251,555	$1,621,779	$2,115,080	$3,861,013

Net realized gain (loss)	(71,692)	147,873	427,519	(1,282)

Net change in unrealized appreciation (depreciation)	(2,180,175)	(1,904,460)	(2,064,686)	(4,312,370)

Net increase (decrease) in net assets from operations	$(312)	$(134,808)	$477,913	$(452,639)

Distributions to shareholders —

From net investment income

Class A	$(1,101,784)	$(1,066,676)	$(1,553,001)	$(2,169,373)

Class B	(2,952)	(1,704)	(1,431)	(3,105)

Class C	(155,276)	(295,320)	(219,660)	(420,841)

Class I	(980,818)	(264,456)	(333,304)	(1,261,196)

Total distributions to shareholders	$(2,240,830)	$(1,628,156)	$(2,107,396)	$(3,854,515)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$2,269,674	$2,553,100	$6,358,854	$4,851,628

Class B	—	—	—	33

Class C	670,472	1,277,459	718,933	1,942,069

Class I	8,417,129	4,839,412	4,857,442	15,852,577

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	928,511	814,306	1,442,525	1,950,750

Class B	2,151	1,683	1,392	2,942

Class C	135,430	227,923	188,037	373,434

Class I	559,292	188,451	286,426	808,377

Cost of shares redeemed

Class A	(4,931,732)	(6,490,334)	(7,149,204)	(15,775,105)

Class B	(809)	(54,938)	(59,711)	(75,868)

Class C	(1,279,742)	(3,025,152)	(1,571,268)	(2,969,399)

Class I	(6,685,273)	(6,677,756)	(2,380,723)	(16,536,295)

Net asset value of shares exchanged

Class A	57,750	98,411	24,758	39,379

Class B	(57,750)	(98,411)	(24,758)	(39,379)

Net asset value of shares converted(1)

Class A	198,582	71,309	56,407	148,435

Class B	(198,582)	(71,309)	(56,407)	(148,435)

Net increase (decrease) in net assets from Fund share transactions	$85,103	$(6,345,846)	$2,692,703	$(9,574,857)

Net increase (decrease) in net assets	$(2,156,039)	$(8,108,810)	$1,063,220	$(13,882,011)

Net Assets

At beginning of year	$78,344,947	$64,820,965	$64,592,570	$132,555,395

At end of year(2)	$76,188,908	$56,712,155	$65,655,790	$118,673,384

(1)	At the close of business on April 5, 2018, Class B shares were converted into Class A shares and Class B shares were discontinued.

(2)

Includes accumulated undistributed (distributions in excess of) net investment income of $(44,995), $(26,130), $91,424 and $190,808, respectively, at August 31, 2018. The requirement to disclose the corresponding amounts as of August 31, 2019 was eliminated.

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2018
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund

From operations —

Net investment income	$3,891,248	$3,767,358	$2,340,322

Net realized gain	366,098	59,517	627,256

Net change in unrealized appreciation (depreciation)	(3,894,971)	(3,597,659)	(3,221,541)

Net increase (decrease) in net assets from operations	$362,375	$229,216	$(253,963)

Distributions to shareholders —

From net investment income

Class A	$(2,681,075)	$(2,092,254)	$(1,873,313)

Class B	(4,959)	(3,390)	(2,746)

Class C	(314,607)	(608,526)	(155,368)

Class I	(873,067)	(1,038,864)	(504,897)

Total distributions to shareholders	$(3,873,708)	$(3,743,034)	$(2,536,324)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$6,069,190	$8,533,305	$1,940,448

Class B	250	10	—

Class C	614,684	1,324,866	617,995

Class I	8,307,173	14,318,403	4,323,741

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,494,985	1,934,016	1,515,138

Class B	4,733	3,334	2,418

Class C	299,261	522,864	133,537

Class I	698,024	684,325	363,967

Cost of shares redeemed

Class A	(11,751,910)	(10,730,585)	(8,991,981)

Class B	(75,190)	(4,204)	(341)

Class C	(2,549,892)	(5,794,366)	(1,934,595)

Class I	(11,418,792)	(16,310,007)	(10,247,393)

Net asset value of shares exchanged

Class A	291,764	137,197	41,405

Class B	(291,764)	(137,197)	(41,405)

Net asset value of shares converted(1)

Class A	81,777	168,071	135,996

Class B	(81,777)	(168,071)	(135,996)

Net decrease in net assets from Fund share transactions	$(7,307,484)	$(5,518,039)	$(12,277,066)

Net decrease in net assets	$(10,818,817)	$(9,031,857)	$(15,067,353)

Net Assets

At beginning of year	$117,995,233	$132,088,615	$80,998,821

At end of year(2)	$107,176,416	$123,056,758	$65,931,468

(1)	At the close of business on April 5, 2018, Class B shares were converted into Class A shares and Class B shares were discontinued.

(2)

Includes accumulated undistributed net investment income of $200,617, $113,420 and $131,161, respectively, at August 31, 2018. The requirement to disclose the corresponding amounts as of August 31, 2019 was eliminated.

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Financial Highlights

	Georgia Fund — Class A

	Year Ended August 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$8.370	$8.620	$8.860	$8.540	$8.610

Income (Loss) From Operations

Net investment income(1)	$0.227	$0.248	$0.251	$0.267	$0.307

Net realized and unrealized gain (loss)	0.399	(0.251)	(0.240)	0.318	(0.072)

Total income (loss) from operations	$0.626	$(0.003)	$0.011	$0.585	$0.235

Less Distributions

From net investment income	$(0.226)	$(0.247)	$(0.251)	$(0.265)	$(0.305)

Total distributions	$(0.226)	$(0.247)	$(0.251)	$(0.265)	$(0.305)

Net asset value — End of year	$8.770	$8.370	$8.620	$8.860	$8.540

Total Return(2)	7.61%	(0.02)%	0.19%	6.94%	2.76%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$42,894	$36,835	$39,422	$41,560	$40,437

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	0.70%	0.70%	0.70%	0.70%	0.70%

Interest and fee expense(4)	—	—	—	—	0.03%

Total expenses(3)	0.70%	0.70%	0.70%	0.70%	0.73%

Net investment income	2.67%	2.94%	2.94%	3.06%	3.57%

Portfolio Turnover	12%	7%	7%	7%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Financial Highlights — continued

	Georgia Fund — Class C

	Year Ended August 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$8.950	$9.220	$9.480	$9.130	$9.200

Income (Loss) From Operations

Net investment income(1)	$0.177	$0.197	$0.200	$0.215	$0.258

Net realized and unrealized gain (loss)	0.427	(0.271)	(0.260)	0.349	(0.071)

Total income (loss) from operations	$0.604	$(0.074)	$(0.060)	$0.564	$0.187

Less Distributions

From net investment income	$(0.174)	$(0.196)	$(0.200)	$(0.214)	$(0.257)

Total distributions	$(0.174)	$(0.196)	$(0.200)	$(0.214)	$(0.257)

Net asset value — End of year	$9.380	$8.950	$9.220	$9.480	$9.130

Total Return(2)	6.84%	(0.79)%	(0.60)%	6.24%	2.05%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$5,749	$6,869	$7,554	$7,058	$5,991

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	1.45%	1.45%	1.45%	1.45%	1.45%

Interest and fee expense(4)	—	—	—	—	0.03%

Total expenses(3)	1.45%	1.45%	1.45%	1.45%	1.48%

Net investment income	1.95%	2.19%	2.18%	2.30%	2.80%

Portfolio Turnover	12%	7%	7%	7%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Financial Highlights — continued

	Georgia Fund — Class I

	Year Ended August 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$8.400	$8.640	$8.890	$8.560	$8.630

Income (Loss) From Operations

Net investment income(1)	$0.243	$0.265	$0.269	$0.285	$0.318

Net realized and unrealized gain (loss)	0.401	(0.241)	(0.250)	0.329	(0.065)

Total income from operations	$0.644	$0.024	$0.019	$0.614	$0.253

Less Distributions

From net investment income	$(0.244)	$(0.264)	$(0.269)	$(0.284)	$(0.323)

Total distributions	$(0.244)	$(0.264)	$(0.269)	$(0.284)	$(0.323)

Net asset value — End of year	$8.800	$8.400	$8.640	$8.890	$8.560

Total Return(2)	7.81%	0.31%	0.28%	7.27%	2.97%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$42,592	$32,485	$31,107	$26,746	$20,413

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	0.49%	0.50%	0.50%	0.50%	0.50%

Interest and fee expense(4)	—	—	—	—	0.03%

Total expenses(3)	0.49%	0.50%	0.50%	0.50%	0.53%

Net investment income	2.86%	3.14%	3.14%	3.25%	3.69%

Portfolio Turnover	12%	7%	7%	7%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Financial Highlights — continued

	Maryland Fund — Class A

	Year Ended August 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$8.670	$8.920	$9.130	$8.990	$9.110

Income (Loss) From Operations

Net investment income(1)	$0.235	$0.246	$0.268	$0.294	$0.318

Net realized and unrealized gain (loss)	0.398	(0.249)	(0.208)	0.167	(0.127)

Total income (loss) from operations	$0.633	$(0.003)	$0.060	$0.461	$0.191

Less Distributions

From net investment income	$(0.233)	$(0.247)	$(0.270)	$(0.321)	$(0.311)

Total distributions	$(0.233)	$(0.247)	$(0.270)	$(0.321)	$(0.311)

Net asset value — End of year	$9.070	$8.670	$8.920	$9.130	$8.990

Total Return(2)	7.43%	(0.02)%	0.72%	5.20%	2.12%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$37,847	$35,602	$39,642	$42,479	$42,706

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	0.73%	0.73%	0.73%	0.74%	0.73%

Interest and fee expense(4)	—	0.04%	0.03%	0.02%	0.02%

Total expenses(3)	0.73%	0.77%	0.76%	0.76%	0.75%

Net investment income	2.69%	2.82%	3.02%	3.24%	3.50%

Portfolio Turnover	21%	24%	22%	11%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Financial Highlights — continued

	Maryland Fund — Class C

	Year Ended August 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$9.460	$9.730	$9.960	$9.810	$9.940

Income (Loss) From Operations

Net investment income(1)	$0.185	$0.197	$0.220	$0.247	$0.272

Net realized and unrealized gain (loss)	0.427	(0.269)	(0.228)	0.179	(0.137)

Total income (loss) from operations	$0.612	$(0.072)	$(0.008)	$0.426	$0.135

Less Distributions

From net investment income	$(0.182)	$(0.198)	$(0.222)	$(0.276)	$(0.265)

Total distributions	$(0.182)	$(0.198)	$(0.222)	$(0.276)	$(0.265)

Net asset value — End of year	$9.890	$9.460	$9.730	$9.960	$9.810

Total Return(2)	6.55%	(0.73)%	(0.04)%	4.39%	1.37%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$10,728	$13,147	$15,079	$16,356	$14,671

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	1.49%	1.48%	1.48%	1.49%	1.48%

Interest and fee expense(4)	—	0.04%	0.03%	0.02%	0.02%

Total expenses(3)	1.49%	1.52%	1.51%	1.51%	1.50%

Net investment income	1.94%	2.07%	2.27%	2.49%	2.75%

Portfolio Turnover	21%	24%	22%	11%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Financial Highlights — continued

	Maryland Fund — Class I

	Year Ended August 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$8.690	$8.940	$9.150	$9.010	$9.130

Income (Loss) From Operations

Net investment income(1)	$0.252	$0.265	$0.287	$0.310	$0.335

Net realized and unrealized gain (loss)	0.399	(0.250)	(0.208)	0.170	(0.125)

Total income from operations	$0.651	$0.015	$0.079	$0.480	$0.210

Less Distributions

From net investment income	$(0.251)	$(0.265)	$(0.289)	$(0.340)	$(0.330)

Total distributions	$(0.251)	$(0.265)	$(0.289)	$(0.340)	$(0.330)

Net asset value — End of year	$9.090	$8.690	$8.940	$9.150	$9.010

Total Return(2)	7.63%	0.19%	0.93%	5.41%	2.32%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$14,685	$7,963	$9,874	$7,572	$7,167

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	0.52%	0.53%	0.53%	0.54%	0.53%

Interest and fee expense(4)	—	0.04%	0.03%	0.02%	0.02%

Total expenses(3)	0.52%	0.57%	0.56%	0.56%	0.55%

Net investment income	2.87%	3.02%	3.22%	3.41%	3.68%

Portfolio Turnover	21%	24%	22%	11%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Financial Highlights — continued

	Missouri Fund — Class A

	Year Ended August 31,
	2019	2018		2017	2016	2015

Net asset value — Beginning of year	$9.270	$9.500		$9.820	$9.480	$9.610

Income (Loss) From Operations

Net investment income(1)	$0.286	$0.310		$0.334	$0.346	$0.347

Net realized and unrealized gain (loss)	0.401	(0.231)		(0.324)	0.336	(0.134)

Total income from operations	$0.687	$0.079		$0.010	$0.682	$0.213

Less Distributions

From net investment income	$(0.287)	$(0.309)		$(0.330)	$(0.342)	$(0.343)

Total distributions	$(0.287)	$(0.309)		$(0.330)	$(0.342)	$(0.343)

Net asset value — End of year	$9.670	$9.270		$9.500	$9.820	$9.480

Total Return(2)	7.57%	0.88%		0.17%	7.32%	2.24%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$49,542	$46,928		$47,375	$61,038	$61,873

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	0.71%	0.70%		0.71%	0.70%	0.70%

Interest and fee expense(4)	—	0.00	%(5)	0.02%	0.01%	0.01%

Total expenses(3)	0.71%	0.70%		0.73%	0.71%	0.71%

Net investment income	3.07%	3.33%		3.52%	3.59%	3.62%

Portfolio Turnover	19%	35%		12%	10%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Amount is less than 0.005%.

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Financial Highlights — continued

	Missouri Fund — Class C

	Year Ended August 31,
	2019	2018		2017	2016	2015

Net asset value — Beginning of year	$10.230	$10.490		$10.850	$10.460	$10.610

Income (Loss) From Operations

Net investment income(1)	$0.239	$0.266		$0.290	$0.299	$0.304

Net realized and unrealized gain (loss)	0.441	(0.262)		(0.364)	0.389	(0.154)

Total income (loss) from operations	$0.680	$0.004		$(0.074)	$0.688	$0.150

Less Distributions

From net investment income	$(0.240)	$(0.264)		$(0.286)	$(0.298)	$(0.300)

Total distributions	$(0.240)	$(0.264)		$(0.286)	$(0.298)	$(0.300)

Net asset value — End of year	$10.670	$10.230		$10.490	$10.850	$10.460

Total Return(2)	6.75%	0.06%		(0.64)%	6.66%	1.41%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$7,594	$8,112		$9,005	$9,420	$6,370

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	1.46%	1.45%		1.46%	1.45%	1.45%

Interest and fee expense(4)	—	0.00	%(5)	0.02%	0.01%	0.01%

Total expenses(3)	1.46%	1.45%		1.48%	1.46%	1.46%

Net investment income	2.32%	2.59%		2.77%	2.81%	2.87%

Portfolio Turnover	19%	35%		12%	10%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Amount is less than 0.005%.

58	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Financial Highlights — continued

	Missouri Fund — Class I

	Year Ended August 31,
	2019	2018		2017	2016	2015

Net asset value — Beginning of year	$9.280	$9.520		$9.840	$9.490	$9.620

Income (Loss) From Operations

Net investment income(1)	$0.305	$0.328		$0.352	$0.364	$0.367

Net realized and unrealized gain (loss)	0.401	(0.240)		(0.322)	0.348	(0.134)

Total income from operations	$0.706	$0.088		$0.030	$0.712	$0.233

Less Distributions

From net investment income	$(0.306)	$(0.328)		$(0.350)	$(0.362)	$(0.363)

Total distributions	$(0.306)	$(0.328)		$(0.350)	$(0.362)	$(0.363)

Net asset value — End of year	$9.680	$9.280		$9.520	$9.840	$9.490

Total Return(2)	7.78%	0.97%		0.38%	7.64%	2.44%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$14,770	$10,616		$8,070	$4,732	$2,957

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	0.50%	0.50%		0.51%	0.50%	0.50%

Interest and fee expense(4)	—	0.00	%(5)	0.02%	0.01%	0.01%

Total expenses(3)	0.50%	0.50%		0.53%	0.51%	0.51%

Net investment income	3.26%	3.52%		3.71%	3.76%	3.82%

Portfolio Turnover	19%	35%		12%	10%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(5)	Amount is less than 0.005%.

59	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Financial Highlights — continued

	North Carolina Fund — Class A

	Year Ended August 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$8.810	$9.110	$9.410	$9.120	$9.180

Income (Loss) From Operations

Net investment income(1)	$0.242	$0.276	$0.289	$0.305	$0.323

Net realized and unrealized gain (loss)	0.379	(0.301)	(0.300)	0.289	(0.061)

Total income (loss) from operations	$0.621	$(0.025)	$(0.011)	$0.594	$0.262

Less Distributions

From net investment income	$(0.241)	$(0.275)	$(0.289)	$(0.304)	$(0.322)

Total distributions	$(0.241)	$(0.275)	$(0.289)	$(0.304)	$(0.322)

Net asset value — End of year	$9.190	$8.810	$9.110	$9.410	$9.120

Total Return(2)	7.19%	(0.25)%	(0.06)%	6.61%	2.88%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$62,294	$63,964	$75,159	$83,512	$78,397

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	0.70%	0.70%	0.71%	0.70%	0.71%

Interest and fee expense(4)	0.04%	0.10%	0.09%	0.07%	0.02%

Total expenses(3)	0.74%	0.80%	0.80%	0.77%	0.73%

Net investment income	2.73%	3.10%	3.19%	3.28%	3.50%

Portfolio Turnover	37%	16%	27%	8%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

60	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Financial Highlights — continued

	North Carolina Fund — Class C

	Year Ended August 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$9.480	$9.800	$10.120	$9.810	$9.870

Income (Loss) From Operations

Net investment income(1)	$0.191	$0.225	$0.238	$0.252	$0.273

Net realized and unrealized gain (loss)	0.397	(0.321)	(0.321)	0.310	(0.061)

Total income (loss) from operations	$0.588	$(0.096)	$(0.083)	$0.562	$0.212

Less Distributions

From net investment income	$(0.188)	$(0.224)	$(0.237)	$(0.252)	$(0.272)

Total distributions	$(0.188)	$(0.224)	$(0.237)	$(0.252)	$(0.272)

Net asset value — End of year	$9.880	$9.480	$9.800	$10.120	$9.810

Total Return(2)	6.30%	(0.97)%	(0.78)%	5.80%	2.16%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$13,809	$17,235	$18,486	$20,927	$17,180

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	1.45%	1.45%	1.46%	1.45%	1.46%

Interest and fee expense(4)	0.04%	0.10%	0.09%	0.07%	0.02%

Total expenses(3)	1.49%	1.55%	1.55%	1.52%	1.48%

Net investment income	2.00%	2.35%	2.43%	2.52%	2.75%

Portfolio Turnover	37%	16%	27%	8%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

61	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Financial Highlights — continued

	North Carolina Fund — Class I

	Year Ended August 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$8.840	$9.130	$9.430	$9.140	$9.200

Income (Loss) From Operations

Net investment income(1)	$0.257	$0.294	$0.307	$0.321	$0.341

Net realized and unrealized gain (loss)	0.373	(0.290)	(0.300)	0.292	(0.059)

Total income from operations	$0.630	$0.004	$0.007	$0.613	$0.282

Less Distributions

From net investment income	$(0.260)	$(0.294)	$(0.307)	$(0.323)	$(0.342)

Total distributions	$(0.260)	$(0.294)	$(0.307)	$(0.323)	$(0.342)

Net asset value — End of year	$9.210	$8.840	$9.130	$9.430	$9.140

Total Return(2)	7.27%	0.06%	0.15%	6.82%	3.09%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$54,578	$37,475	$38,642	$32,976	$20,694

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	0.49%	0.50%	0.51%	0.50%	0.51%

Interest and fee expense(4)	0.04%	0.10%	0.09%	0.07%	0.02%

Total expenses(3)	0.53%	0.60%	0.60%	0.57%	0.53%

Net investment income	2.88%	3.30%	3.38%	3.45%	3.70%

Portfolio Turnover	37%	16%	27%	8%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

62	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Financial Highlights — continued

	Oregon Fund — Class A

	Year Ended August 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$8.440	$8.710	$8.990	$8.630	$8.760

Income (Loss) From Operations

Net investment income(1)	$0.255	$0.304	$0.310	$0.320	$0.331

Net realized and unrealized gain (loss)	0.390	(0.271)	(0.282)	0.357	(0.133)

Total income from operations	$0.645	$0.033	$0.028	$0.677	$0.198

Less Distributions

From net investment income	$(0.255)	$(0.303)	$(0.308)	$(0.317)	$(0.328)

Total distributions	$(0.255)	$(0.303)	$(0.308)	$(0.317)	$(0.328)

Net asset value — End of year	$8.830	$8.440	$8.710	$8.990	$8.630

Total Return(2)	7.80%	0.42%	0.38%	7.98%	2.28%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$82,490	$73,750	$78,931	$89,845	$87,948

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	0.70%	0.71%	0.70%	0.70%	0.70%

Interest and fee expense(4)	0.07%	0.11%	0.08%	0.05%	0.04%

Total expenses(3)	0.77%	0.82%	0.78%	0.75%	0.74%

Net investment income	2.99%	3.58%	3.56%	3.63%	3.79%

Portfolio Turnover	36%	23%	7%	8%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

63	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Financial Highlights — continued

	Oregon Fund — Class C

	Year Ended August 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$9.250	$9.540	$9.840	$9.450	$9.590

Income (Loss) From Operations

Net investment income(1)	$0.210	$0.264	$0.268	$0.278	$0.291

Net realized and unrealized gain (loss)	0.409	(0.292)	(0.302)	0.387	(0.143)

Total income (loss) from operations	$0.619	$(0.028)	$(0.034)	$0.665	$0.148

Less Distributions

From net investment income	$(0.209)	$(0.262)	$(0.266)	$(0.275)	$(0.288)

Total distributions	$(0.209)	$(0.262)	$(0.266)	$(0.275)	$(0.288)

Net asset value — End of year	$9.660	$9.250	$9.540	$9.840	$9.450

Total Return(2)	6.80%	(0.27)%	(0.30)%	7.13%	1.54%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$10,332	$10,338	$12,342	$14,817	$13,815

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	1.45%	1.46%	1.45%	1.45%	1.45%

Interest and fee expense(4)	0.07%	0.11%	0.08%	0.05%	0.04%

Total expenses(3)	1.52%	1.57%	1.53%	1.50%	1.49%

Net investment income	2.26%	2.84%	2.81%	2.88%	3.04%

Portfolio Turnover	36%	23%	7%	8%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

64	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Financial Highlights — continued

	Oregon Fund — Class I

	Year Ended August 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$8.440	$8.700	$8.980	$8.620	$8.750

Income (Loss) From Operations

Net investment income(1)	$0.267	$0.321	$0.326	$0.336	$0.347

Net realized and unrealized gain (loss)	0.385	(0.261)	(0.281)	0.358	(0.131)

Total income from operations	$0.652	$0.060	$0.045	$0.694	$0.216

Less Distributions

From net investment income	$(0.272)	$(0.320)	$(0.325)	$(0.334)	$(0.346)

Total distributions	$(0.272)	$(0.320)	$(0.325)	$(0.334)	$(0.346)

Net asset value — End of year	$8.820	$8.440	$8.700	$8.980	$8.620

Total Return(2)	7.89%	0.74%	0.58%	8.20%	2.48%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$41,343	$23,088	$26,267	$16,426	$13,867

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	0.49%	0.51%	0.50%	0.50%	0.50%

Interest and fee expense(4)	0.07%	0.11%	0.08%	0.05%	0.04%

Total expenses(3)	0.56%	0.62%	0.58%	0.55%	0.54%

Net investment income	3.13%	3.78%	3.75%	3.81%	3.97%

Portfolio Turnover	36%	23%	7%	8%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

65	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Financial Highlights — continued

	South Carolina Fund — Class A

	Year Ended August 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$9.080	$9.330	$9.610	$9.190	$9.290

Income (Loss) From Operations

Net investment income(1)	$0.254	$0.283	$0.286	$0.319	$0.337

Net realized and unrealized gain (loss)	0.318	(0.251)	(0.282)	0.418	(0.103)

Total income from operations	$0.572	$0.032	$0.004	$0.737	$0.234

Less Distributions

From net investment income	$(0.262)	$(0.282)	$(0.284)	$(0.317)	$(0.334)

Total distributions	$(0.262)	$(0.282)	$(0.284)	$(0.317)	$(0.334)

Net asset value — End of year	$9.390	$9.080	$9.330	$9.610	$9.190

Total Return(2)	6.41%	0.38%	0.11%	8.14%	2.52%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$72,517	$66,077	$67,869	$72,052	$72,162

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	0.69%	0.68%	0.69%	0.69%	0.70%

Interest and fee expense(4)	0.06%	0.13%	0.09%	0.04%	0.01%

Total expenses(3)	0.75%	0.81%	0.78%	0.73%	0.71%

Net investment income	2.78%	3.11%	3.08%	3.38%	3.61%

Portfolio Turnover	19%	4%	10%	6%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

66	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Financial Highlights — continued

	South Carolina Fund — Class C

	Year Ended August 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$9.640	$9.900	$10.190	$9.750	$9.860

Income (Loss) From Operations

Net investment income(1)	$0.198	$0.228	$0.230	$0.262	$0.283

Net realized and unrealized gain (loss)	0.327	(0.262)	(0.292)	0.439	(0.113)

Total income (loss) from operations	$0.525	$(0.034)	$(0.062)	$0.701	$0.170

Less Distributions

From net investment income	$(0.205)	$(0.226)	$(0.228)	$(0.261)	$(0.280)

Total distributions	$(0.205)	$(0.226)	$(0.228)	$(0.261)	$(0.280)

Net asset value — End of year	$9.960	$9.640	$9.900	$10.190	$9.750

Total Return(2)	5.53%	(0.32)%	(0.57)%	7.27%	1.72%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$17,750	$24,055	$28,743	$28,739	$25,178

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	1.44%	1.44%	1.44%	1.44%	1.45%

Interest and fee expense(4)	0.06%	0.13%	0.09%	0.04%	0.01%

Total expenses(3)	1.50%	1.57%	1.53%	1.48%	1.46%

Net investment income	2.05%	2.36%	2.33%	2.62%	2.86%

Portfolio Turnover	19%	4%	10%	6%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

67	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Financial Highlights — continued

	South Carolina Fund — Class I

	Year Ended August 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$9.090	$9.340	$9.620	$9.200	$9.300

Income (Loss) From Operations

Net investment income(1)	$0.272	$0.302	$0.305	$0.332	$0.355

Net realized and unrealized gain (loss)	0.318	(0.252)	(0.282)	0.424	(0.102)

Total income from operations	$0.590	$0.050	$0.023	$0.756	$0.253

Less Distributions

From net investment income	$(0.280)	$(0.300)	$(0.303)	$(0.336)	$(0.353)

Total distributions	$(0.280)	$(0.300)	$(0.303)	$(0.336)	$(0.353)

Net asset value — End of year	$9.400	$9.090	$9.340	$9.620	$9.200

Total Return(2)	6.62%	0.58%	0.31%	8.35%	2.73%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$41,726	$32,924	$35,161	$37,265	$18,690

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	0.49%	0.49%	0.49%	0.49%	0.50%

Interest and fee expense(4)	0.06%	0.13%	0.09%	0.04%	0.01%

Total expenses(3)	0.55%	0.62%	0.58%	0.53%	0.51%

Net investment income	2.97%	3.31%	3.28%	3.51%	3.81%

Portfolio Turnover	19%	4%	10%	6%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

68	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Financial Highlights — continued

	Virginia Fund — Class A

	Year Ended August 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$7.710	$8.010	$8.240	$7.970	$8.140

Income (Loss) From Operations

Net investment income(1)	$0.232	$0.260	$0.279	$0.301	$0.313

Net realized and unrealized gain (loss)	0.317	(0.280)	(0.229)	0.268	(0.177)

Total income (loss) from operations	$0.549	$(0.020)	$0.050	$0.569	$0.136

Less Distributions

From net investment income	$(0.229)	$(0.280)	$(0.280)	$(0.299)	$(0.306)

Total distributions	$(0.229)	$(0.280)	$(0.280)	$(0.299)	$(0.306)

Net asset value — End of year	$8.030	$7.710	$8.010	$8.240	$7.970

Total Return(2)	7.26%	(0.21)%	0.66%	7.26%	1.68%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$49,860	$48,335	$55,714	$59,460	$58,637

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	0.71%	0.72%	0.70%	0.71%	0.73%

Interest and fee expense(4)	0.11%	0.09%	0.06%	0.05%	0.03%

Total expenses(3)	0.82%	0.81%	0.76%	0.76%	0.76%

Net investment income	2.98%	3.34%	3.49%	3.71%	3.87%

Portfolio Turnover	22%	8%	7%	13%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

69	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Financial Highlights — continued

	Virginia Fund — Class C

	Year Ended August 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$8.540	$8.870	$9.130	$8.830	$9.010

Income (Loss) From Operations

Net investment income(1)	$0.193	$0.224	$0.243	$0.267	$0.280

Net realized and unrealized gain (loss)	0.356	(0.310)	(0.259)	0.297	(0.189)

Total income (loss) from operations	$0.549	$(0.086)	$(0.016)	$0.564	$0.091

Less Distributions

From net investment income	$(0.189)	$(0.244)	$(0.244)	$(0.264)	$(0.271)

Total distributions	$(0.189)	$(0.244)	$(0.244)	$(0.264)	$(0.271)

Net asset value — End of year	$8.900	$8.540	$8.870	$9.130	$8.830

Total Return(2)	6.53%	(0.95)%	(0.13)%	6.47%	1.01%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$4,114	$4,819	$6,220	$6,044	$6,424

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	1.46%	1.47%	1.45%	1.46%	1.48%

Interest and fee expense(4)	0.11%	0.09%	0.06%	0.05%	0.03%

Total expenses(3)	1.57%	1.56%	1.51%	1.51%	1.51%

Net investment income	2.24%	2.60%	2.75%	2.97%	3.12%

Portfolio Turnover	22%	8%	7%	13%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

70	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Financial Highlights — continued

	Virginia Fund — Class I

	Year Ended August 31,
	2019	2018	2017	2016	2015

Net asset value — Beginning of year	$7.730	$8.030	$8.260	$7.990	$8.160

Income (Loss) From Operations

Net investment income(1)	$0.247	$0.276	$0.296	$0.318	$0.330

Net realized and unrealized gain (loss)	0.318	(0.277)	(0.230)	0.268	(0.177)

Total income (loss) from operations	$0.565	$(0.001)	$0.066	$0.586	$0.153

Less Distributions

From net investment income	$(0.245)	$(0.299)	$(0.296)	$(0.316)	$(0.323)

Total distributions	$(0.245)	$(0.299)	$(0.296)	$(0.316)	$(0.323)

Net asset value — End of year	$8.050	$7.730	$8.030	$8.260	$7.990

Total Return(2)	7.46%	0.03%	0.87%	7.47%	1.89%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$16,767	$12,777	$18,883	$15,928	$14,672

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(3)	0.50%	0.52%	0.50%	0.51%	0.53%

Interest and fee expense(4)	0.11%	0.09%	0.06%	0.05%	0.03%

Total expenses(3)	0.61%	0.61%	0.56%	0.56%	0.56%

Net investment income	3.16%	3.54%	3.69%	3.90%	4.07%

Portfolio Turnover	22%	8%	7%	13%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

71	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

August 31, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of August 31, 2019, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

72

Eaton Vance

Municipal Income Funds

August 31, 2019

Notes to Financial Statements — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at August 31, 2019. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At August 31, 2019, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	South Carolina Fund	Virginia Fund

Floating Rate Notes Outstanding	$3,115,229	$3,334,711

Interest Rate or Range of Interest Rates (%)	1.38	1.38

Collateral for Floating Rate Notes Outstanding	$4,473,842	$5,483,500

For the year ended August 31, 2019, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	North Carolina Fund	Oregon Fund	South Carolina Fund	Virginia Fund

Average Floating Rate Notes Outstanding	$2,178,082	$3,807,288	$3,562,329	$3,330,000

Average Interest Rate	2.27%	2.20%	2.24%	2.22%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of August 31, 2019.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

73

Eaton Vance

Municipal Income Funds

August 31, 2019

Notes to Financial Statements — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended August 31, 2019 and August 31, 2018 was as follows:

	Year Ended August 31, 2019
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Tax-exempt income	$2,106,789	$1,461,049	$2,032,004	$3,191,048

Ordinary income	$—	$—	$16,264	$31,554

	Year Ended August 31, 2019
	Oregon Fund	South Carolina Fund	Virginia Fund

Tax-exempt income	$3,399,822	$3,372,212	$1,981,764

Ordinary income	$—	$96,113	$5,356

74

Eaton Vance

Municipal Income Funds

August 31, 2019

Notes to Financial Statements — continued

	Year Ended August 31, 2018
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Tax-exempt income	$2,240,830	$1,619,604	$2,097,089	$3,841,106

Ordinary income	$—	$8,552	$10,307	$13,409

		Year Ended August 31, 2018
		Oregon Fund	South Carolina Fund	Virginia Fund

Tax-exempt income		$3,866,067	$3,743,034	$2,449,297

Ordinary income		$7,641	$—	$87,027

During the year ended August 31, 2019, the following amounts were reclassified due to expired capital loss carryforwards:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Change in:

Paid-in capital	$(3,087,553)	$(1,823,894)	$(1,434,581)	$(1,655,671)

Distributable earnings (accumulated loss)	$3,087,553	$1,823,894	$1,434,581	$1,655,671

		Oregon Fund	South Carolina Fund	Virginia Fund

Change in:

Paid-in capital		$(809,441)	$(527,346)	$(10,782,176)

Distributable earnings (accumulated loss)		$809,441	$527,346	$10,782,176

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of August 31, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Undistributed tax-exempt income	$7,281	$16,351	$106,255	$255,486

Deferred capital losses	$(3,352,467)	$(2,802,007)	$(1,088,035)	$(6,157,534)

Net unrealized appreciation	$6,459,217	$3,936,740	$5,963,005	$9,321,185

Distributions payable	$(52,276)	$(27,463)	$(14,732)	$(64,680)

		Oregon Fund	South Carolina Fund	Virginia Fund

Undistributed tax-exempt income		$226,656	$150,254	$158,500

Deferred capital losses		$(11,681,372)	$(6,312,517)	$(5,864,898)

Net unrealized appreciation		$10,315,709	$8,377,493	$5,752,742

Distributions payable		$(26,039)	$(37,823)	$(27,504)

75

Eaton Vance

Municipal Income Funds

August 31, 2019

Notes to Financial Statements — continued

At August 31, 2019, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Deferred capital losses:

Short-term	$1,904,962	$878,835	$1,088,035	$3,866,607

Long-term	$1,447,505	$1,923,172	$—	$2,290,927

		Oregon Fund	South Carolina Fund	Virginia Fund

Deferred capital losses:

Short-term		$5,201,488	$6,312,517	$2,875,572

Long-term		$6,479,884	$—	$2,989,326

The cost and unrealized appreciation (depreciation) of investments of each Fund at August 31, 2019, as determined on a federal income tax basis, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Aggregate cost	$79,263,785	$57,986,555	$65,135,574	$119,532,344

Gross unrealized appreciation	$6,459,217	$3,936,740	$5,964,849	$9,321,185

Gross unrealized depreciation	—	—	(1,844)	—

Net unrealized appreciation	$6,459,217	$3,936,740	$5,963,005	$9,321,185

		Oregon Fund	South Carolina Fund	Virginia Fund

Aggregate cost		$122,763,698	$118,362,385	$64,026,861

Gross unrealized appreciation		$10,317,866	$8,378,839	$5,752,742

Gross unrealized depreciation		(2,157)	(1,346)	—

Net unrealized appreciation		$10,315,709	$8,377,493	$5,752,742

76

Eaton Vance

Municipal Income Funds

August 31, 2019

Notes to Financial Statements — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%

$20 million up to $40 million	0.20	2.00

$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the year ended August 31, 2019, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Investment Adviser Fee	$233,643	$150,748	$196,656	$400,495

Effective Annual Rate	0.30%	0.26%	0.29%	0.33%

		Oregon Fund	South Carolina Fund	Virginia Fund

Investment Adviser Fee		$388,630	$423,514	$194,909

Effective Annual Rate		0.34%	0.34%	0.29%

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended August 31, 2019 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

EVM’s Sub-Transfer Agent Fees	$3,278	$5,860	$4,868	$9,574

EVD’s Class A Sales Charges	$5,287	$5,692	$11,643	$7,822

		Oregon Fund	South Carolina Fund	Virginia Fund

EVM’s Sub-Transfer Agent Fees		$4,886	$3,176	$6,837

EVD’s Class A Sales Charges		$31,198	$9,333	$3,311

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

77

Eaton Vance

Municipal Income Funds

August 31, 2019

Notes to Financial Statements — continued

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2019 for Class A shares amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A Distribution and Service Fees	$75,788	$71,122	$95,158	$122,142

		Oregon Fund	South Carolina Fund	Virginia Fund

Class A Distribution and Service Fees		$153,448	$136,095	$97,228

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended August 31, 2019, the Funds paid or accrued to EVD the following distribution fees:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class C Distribution Fees	$45,199	$86,419	$56,537	$110,002

		Oregon Fund	South Carolina Fund	Virginia Fund

Class C Distribution Fees		$71,802	$158,418	$33,510

The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended August 31, 2019 amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class C Service Fees	$12,053	$23,045	$15,077	$29,334

		Oregon Fund	South Carolina Fund	Virginia Fund

Class C Service Fees		$19,147	$42,244	$8,936

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

78

Eaton Vance

Municipal Income Funds

August 31, 2019

Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended August 31, 2019, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A	$—	$—	$—	$—

Class C	$—	$1,000	$—	$1,000

		Oregon Fund	South Carolina Fund	Virginia Fund

Class A		$—	$—	$—

Class C		$2,000	$100	$—

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended August 31, 2019 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Purchases	$17,602,497	$15,884,221	$15,540,756	$49,105,541

Sales	$8,839,410	$11,745,742	$12,503,611	$45,446,306

		Oregon Fund	South Carolina Fund	Virginia Fund

Purchases		$57,661,222	$23,341,967	$19,135,414

Sales		$42,366,246	$23,992,673	$15,565,567

79

Eaton Vance

Municipal Income Funds

August 31, 2019

Notes to Financial Statements — continued

7   Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Georgia Fund
		Year Ended August 31, 2019
		Class A	Class C	Class I

Sales		929,894	132,015	1,832,633

Issued to shareholders electing to receive payments of distributions in Fund shares		102,142	11,010	63,247

Redemptions		(645,614)	(200,301)	(922,988)

Converted from Class C shares		103,880	—	—

Converted to Class A shares		—	(97,141)	—

Net increase (decrease)		490,302	(154,417)	972,892

	Year Ended August 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	269,325	—	74,727	996,275

Issued to shareholders electing to receive payments of distributions in Fund shares	110,351	238	15,049	66,304

Redemptions	(584,528)	(89)	(142,138)	(792,605)

Exchange from Class B shares	6,795	—	—	—

Exchange to Class A shares	—	(6,360)	—	—

Converted from Class B shares	23,763	—	—	—

Converted to Class A shares	—	(22,240)	—	—

Net increase (decrease)	(174,294)	(28,451)	(52,362)	269,974

Maryland Fund
		Year Ended August 31, 2019
		Class A	Class C	Class I

Sales		498,843	94,483	965,854

Issued to shareholders electing to receive payments of distributions in Fund shares		80,654	17,790	27,545

Redemptions		(775,202)	(175,644)	(293,901)

Converted from Class C shares		263,947	—	—

Converted to Class A shares		—	(241,872)	—

Net increase (decrease)		68,242	(305,243)	699,498

	Year Ended August 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	291,108	—	133,124	549,711

Issued to shareholders electing to receive payments of distributions in Fund shares	93,241	176	23,931	21,522

Redemptions	(743,260)	(5,709)	(317,175)	(759,686)

Exchange from Class B shares	11,191	—	—	—

Exchange to Class A shares	—	(10,260)	—	—

Converted from Class B shares	8,213	—	—	—

Converted to Class A shares	—	(7,531)	—	—

Net decrease	(339,507)	(23,324)	(160,120)	(188,453)

80

Eaton Vance

Municipal Income Funds

August 31, 2019

Notes to Financial Statements — continued

Missouri Fund
		Year Ended August 31, 2019
		Class A	Class C	Class I

Sales		488,627	140,673	758,496

Issued to shareholders electing to receive payments of distributions in Fund shares		146,523	13,930	38,422

Redemptions		(716,658)	(106,910)	(415,021)

Converted from Class C shares		142,412	—	—

Converted to Class A shares		—	(128,948)	—

Net increase (decrease)		60,904	(81,255)	381,897

	Year Ended August 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	684,846	—	69,907	521,624

Issued to shareholders electing to receive payments of distributions in Fund shares	155,281	135	18,332	30,811

Redemptions	(768,821)	(5,731)	(153,433)	(256,247)

Exchange from Class B shares	2,668	—	—	—

Exchange to Class A shares	—	(2,415)	—	—

Converted from Class B shares	6,112	—	—	—

Converted to Class A shares	—	(5,531)	—	—

Net increase (decrease)	80,086	(13,542)	(65,194)	296,188

North Carolina Fund
		Year Ended August 31, 2019
		Class A	Class C	Class I

Sales		641,235	252,116	3,068,792

Issued to shareholders electing to receive payments of distributions in Fund shares		169,278	27,669	82,446

Redemptions		(1,491,304)	(514,380)	(1,469,249)

Converted from Class C shares		200,869	—	—

Converted to Class A shares		—	(186,621)	—

Net increase (decrease)		(479,922)	(421,216)	1,681,989

	Year Ended August 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	541,085	3	202,068	1,774,462

Issued to shareholders electing to receive payments of distributions in Fund shares	219,520	306	39,077	90,756

Redemptions	(1,775,154)	(7,900)	(309,758)	(1,855,110)

Exchange from Class B shares	4,416	—	—	—

Exchange to Class A shares	—	(4,107)	—	—

Converted from Class B shares	16,844	—	—	—

Converted to Class A shares	—	(15,662)	—	—

Net increase (decrease)	(993,289)	(27,360)	(68,613)	10,108

81

Eaton Vance

Municipal Income Funds

August 31, 2019

Notes to Financial Statements — continued

Oregon Fund
		Year Ended August 31, 2019
		Class A	Class C	Class I

Sales		1,707,027	392,057	2,738,806

Issued to shareholders electing to receive payments of distributions in Fund shares		250,164	22,370	90,547

Redemptions		(1,577,403)	(251,101)	(877,668)

Converted from Class C shares		232,468	—	—

Converted to Class A shares		—	(212,165)	—

Net increase (decrease)		612,256	(48,839)	1,951,685

	Year Ended August 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	717,628	33	66,428	978,641

Issued to shareholders electing to receive payments of distributions in Fund shares	294,288	508	32,235	82,426

Redemptions	(1,384,786)	(7,944)	(274,717)	(1,342,979)

Exchange from Class B shares	34,412	—	—	—

Exchange to Class A shares	—	(31,470)	—	—

Converted from Class B shares	9,714	—	—	—

Converted to Class A shares	—	(8,883)	—	—

Net decrease	(328,744)	(47,756)	(176,054)	(281,912)

South Carolina Fund
		Year Ended August 31, 2019
		Class A	Class C	Class I

Sales		839,548	221,606	1,732,557

Issued to shareholders electing to receive payments of distributions in Fund shares		197,982	38,836	90,669

Redemptions		(1,020,793)	(568,201)	(1,005,103)

Converted from Class C shares		431,332	—	—

Converted to Class A shares		—	(406,582)	—

Net increase (decrease)		448,069	(714,341)	818,123

	Year Ended August 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	931,340	1	137,078	1,567,081

Issued to shareholders electing to receive payments of distributions in Fund shares	212,549	344	54,152	75,164

Redemptions	(1,177,085)	(433)	(598,728)	(1,785,861)

Exchange from Class B shares	15,022	—	—	—

Exchange to Class A shares	—	(14,165)	—	—

Converted from Class B shares	18,624	—	—	—

Converted to Class A shares	—	(17,564)	—	—

Net increase (decrease)	450	(31,817)	(407,498)	(143,616)

82

Eaton Vance

Municipal Income Funds

August 31, 2019

Notes to Financial Statements — continued

Virginia Fund
		Year Ended August 31, 2019
		Class A	Class C	Class I

Sales		367,212	187,641	827,773

Issued to shareholders electing to receive payments of distributions in Fund shares		148,197	10,382	48,676

Redemptions		(789,529)	(105,543)	(446,197)

Converted from Class C shares		215,060	—	—

Converted to Class A shares		—	(194,178)	—

Net increase (decrease)		(59,060)	(101,698)	430,252

	Year Ended August 31, 2018
	Class A	Class B(1)	Class C	Class I

Sales	249,406	—	72,357	554,874

Issued to shareholders electing to receive payments of distributions in Fund shares	195,235	280	15,536	46,805

Redemptions	(1,158,905)	(41)	(225,262)	(1,300,888)

Exchange from Class B shares	5,247	—	—	—

Exchange to Class A shares	—	(4,739)	—	—

Converted from Class B shares	17,693	—	—	—

Converted to Class A shares	—	(15,986)	—	—

Net decrease	(691,324)	(20,486)	(137,369)	(699,209)

(1)	At the close of business on April 5, 2018, Class B shares were converted into Class A shares and Class B shares were discontinued.

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended August 31, 2019.

9  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At August 31, 2019, there were no obligations outstanding under these financial instruments.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the year ended August 31, 2019, Missouri Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.

83

Eaton Vance

Municipal Income Funds

August 31, 2019

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations and whose primary underlying risk exposure is interest rate risk for the year ended August 31, 2019 was as follows:

	Missouri Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(213,823	)(1)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$4,301	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts (short) outstanding during the year ended August 31, 2019, which is indicative of the volume of this derivative type, was approximately $2,464,000 for Missouri Fund.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2019, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$85,723,002	$—	$85,723,002

Total Investments	$—	$85,723,002	$—	$85,723,002

Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$61,923,295	$—	$61,923,295

Total Investments	$—	$61,923,295	$—	$61,923,295

Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$70,548,299	$—	$70,548,299

Trust Units	—	550,280	—	550,280

Total Investments	$—	$71,098,579	$—	$71,098,579

84

Eaton Vance

Municipal Income Funds

August 31, 2019

Notes to Financial Statements — continued

North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$128,283,080	$—	$128,283,080

Corporate Bonds & Notes	—	570,449	—	570,449

Total Investments	$—	$128,853,529	$—	$128,853,529

Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$133,079,407	$—	$133,079,407

Total Investments	$—	$133,079,407	$—	$133,079,407

South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$129,070,680	$—	$129,070,680

Trust Units	—	784,427	—	784,427

Total Investments	$—	$129,855,107	$—	$129,855,107

Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$73,114,314	$—	$73,114,314

Total Investments	$—	$73,114,314	$—	$73,114,314

85

Eaton Vance

Municipal Income Funds

August 31, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, and Eaton Vance Virginia Municipal Income Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, and Eaton Vance Virginia Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of August 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 18, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

86

Eaton Vance

Municipal Income Funds

August 31, 2019

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2020 will show the tax status of all distributions paid to your account in calendar year 2019. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  For the fiscal year ended August 31, 2019, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:

Georgia Municipal Income Fund	100.00%

Maryland Municipal Income Fund	100.00%

Missouri Municipal Income Fund	99.21%

North Carolina Municipal Income Fund	99.02%

Oregon Municipal Income Fund	100.00%

South Carolina Municipal Income Fund	97.23%

Virginia Municipal Income Fund	99.73%

87

Eaton Vance

Municipal Income Funds

August 31, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

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•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements between each of the following funds:

•	Eaton Vance Georgia Municipal Income Fund

•	Eaton Vance Maryland Municipal Income Fund

•	Eaton Vance Missouri Municipal Income Fund

•	Eaton Vance North Carolina Municipal Income Fund

•	Eaton Vance Oregon Municipal Income Fund

•	Eaton Vance South Carolina Municipal Income Fund

•	Eaton Vance Virginia Municipal Income Fund

(the “Funds”) and Boston Management and Research (the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure,

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operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to each Fund for the one-, three-, five- and ten-year periods ended September 30, 2018.

In this regard, the Board noted each Fund’s performance relative to its peer group, custom peer group and primary and secondary benchmark indexes for the three-year period, as follows:

Fund	Performance Relative to:
	Median of Peers	Median of Custom Peers	Primary Index	Secondary Index

Eaton Vance Georgia Municipal Income Fund	Higher	Higher	Lower	Lower

Eaton Vance Maryland Municipal Income Fund	Higher	Lower	Lower	Lower

Eaton Vance Missouri Municipal Income Fund	Higher	Equal	Higher	Lower

Eaton Vance North Carolina Municipal Income Fund	Consistent with	Higher	Lower	Lower

Eaton Vance Oregon Municipal Income Fund	Higher	Higher	Higher	Lower

Eaton Vance South Carolina Municipal Income Fund	Higher	Higher	Higher	Lower

Eaton Vance Virginia Municipal Income Fund	Higher	Higher	Lower	Lower

The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on higher quality municipal bonds with longer maturities. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on each Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

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The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

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Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 163 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serve until his or her successor is elected.

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 163 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Other Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years.(2) None.

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Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years.(2) None.

Keith Quinton 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015). Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust Position(s)	Officer Since(3)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”) since 2016.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM since 2016.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

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IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

445    8.31.19

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Georgia Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 18 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a) –(d)

The following tables present the aggregate fees billed to each Fund for the Funds’ fiscal years ended August 31, 2018 and August 31, 2019 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Eaton Vance Georgia Municipal Income Fund

Fiscal Years Ended	8/31/18	8/31/19
Audit Fees	$32,810	$37,350
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,770	$10,332
All Other Fees(3)	$0	$0

Total	$43,580	$47,682

Eaton Vance Maryland Municipal Income Fund

Fiscal Years Ended	8/31/18	8/31/19
Audit Fees	$38,960	$37,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,665	$10,225
All Other Fees(3)	$0	$0

Total	$49,625	$47,825

Eaton Vance Missouri Municipal Income Fund

Fiscal Years Ended	8/31/18	8/31/19
Audit Fees	$34,460	$36,800
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,894	$9,442
All Other Fees(3)	$0	$0

Total	$44,354	$46,242

Eaton Vance North Carolina Municipal Income Fund

Fiscal Years Ended	8/31/18	8/31/19
Audit Fees	$39,952	$38,300
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,654	$10,214
All Other Fees(3)	$0	$0

Total	$50,606	$48,514

Eaton Vance Oregon Municipal Income Fund

Fiscal Years Ended	8/31/18	8/31/19
Audit Fees	$37,763	$37,900
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,053	$9,604
All Other Fees(3)	$0	$0

Total	$47,816	$47,504

Eaton Vance South Carolina Municipal Income Fund

Fiscal Years Ended	8/31/18	8/31/19
Audit Fees	$37,450	$38,100
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,654	$10,214
All Other Fees(3)	$0	$0

Total	$48,104	$48,314

Eaton Vance Virginia Municipal Income Fund

Fiscal Years Ended	8/31/18	8/31/19
Audit Fees	$34,890	$36,350
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,894	$9,442
All Other Fees(3)	$0	$0

Total	$44,784	$45,792

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/17	7/31/18	8/31/18	9/30/18	7/31/19	8/31/19
Audit Fees	$287,510	$254,535	$256,285	$289,136	$258,700	$262,400
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$66,534	$59,668	$72,584	$66,534	$56,963	$69,473
All Other Fees(3)	$0	$0	$0	$0	$0	$0

Total	$354,044	$314,203	$328,869	$355,670	$315,663	$331,873

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees. Includes consent fee for N-14 registration statements related to fund mergers.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	9/30/17	7/31/18	8/31/18	9/30/18	7/31/19	8/31/19
Registrant(1)	$66,534	$59,668	$72,584	$66,534	$56,963	$69,473
Eaton Vance(2)	$148,018	$51,855	$74,355	$126,485	$60,130	$8,000

(1)	Includes all of the Series of the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 25, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 25, 2019